================================================================================


      As filed with the Securities and Exchange Commission on February 27, 2004

                                                       Registration No. 33-98062
                                                                        811-8814

                       SECURITIES AND EXCHANGE COMMISSION
                       ----------------------------------
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [_]

                         Pre-Effective Amendment No. ___                     [_]

                       Post-Effective Amendment No. 11                       [X]

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

                                Amendment No. 15

                                   ----------

                        COMPANION LIFE SEPARATE ACCOUNT C
                        ---------------------------------
                           (Exact Name of Registrant)

                        COMPANION LIFE INSURANCE COMPANY
                        --------------------------------
                               (Name of Depositor)

                    303 Merrick Road Lynbrook, New York 11563
              ----------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

                                 (402) 351-5225
                Depositor's Telephone Number, including Area Code

                     Name and Address of Agent for Service:
                            Michael E. Huss, Esquire
                            Mutual of Omaha Companies
                          Mutual of Omaha Plaza, 3-Law
                           Omaha, Nebraska, 68175-1008
                      Internet: mike.huss@mutualofomaha.com

                                   ----------

          It is proposed that this filing will become effective (check appropriate box):


[_]  immediately upon filing pursuant to paragraph (b) of Rule 485.
[_]  on (date)  pursuant to paragraph (b) of Rule 485.
[_]  60 days after filing pursuant to paragraph (a)(i) of Rule 485.
[X]  on May 1, 2004 pursuant to paragraph (a)(i) of Rule 485.


If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



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                                                         PROSPECTUS: May 1, 2004
                                                     ULTRANNUITY//(R)// SERIES V

                                                                Flexible Payment
                                                Variable Deferred Annuity Policy
[LOGO OF MUTUAL OF OMAHA]   Companion of New York
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     This Prospectus describes ULTRANNUITY//(R)// SERIES V, a variable annuity policy offered by Companion Life Insurance Company. To purchase a Policy, generally you must invest at least $5,000. Further investment is optional.

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The investment portfolios offered through the Policy may have names that are nearly the same or similar to the names of retail mutual funds. However, these investment portfolios are not the same as those retail mutual funds, even though they have similar names and may have similar characteristics and the same managers. The investment performance of these investment portfolios is not necessarily related to the performance of the retail mutual funds. The investment portfolios are described in separate prospectuses that accompany this Prospectus.
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The Policy includes 32 variable options (where you have the investment risk) with investment portfolios from:

..    The Alger American Fund
..    Federated Insurance Series
..    Fidelity Variable Insurance Products Fund and Variable Insurance Products
     Fund II
..    MFS Variable Insurance Trust
..    Pioneer Variable Contracts Trust
..    Scudder Investment VIT Funds
..    Scudder Variable Series I
..    T. Rowe Price Equity Series, Inc., Fixed Income Series, Inc. and
     International Series, Inc.
..    Van Kampen Universal Institutional Funds, Inc.

and three fixed rate options (where we have the investment risk).
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     The variable investment options are not direct investments in mutual fund shares, but are offered through subaccounts of Companion Life Separate Account
C. The value of your Policy will go up or down based on the investment performance of the variable investment options that you choose.

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Please Read This Prospectus Carefully. It provides information you should consider before investing in a Policy. Keep this Prospectus and the prospectuses for the investment portfolios for future reference.
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     A Statement of Additional Information about us and the Policy, with the same date as this Prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference. You may obtain a copy of the Statement of Additional Information by writing or calling us, or you may access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours). The table of contents for the Statement of Additional Information is at the end of this Prospectus.

     The SEC does not pass upon the accuracy or adequacy of this Prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

Remember that the Policy and the investment portfolios:

..    are subject to risk, including possible loss of principal
..    are not bank deposits
..    are not government insured
..    are not endorsed by any bank or government agency
..    may not achieve their goals

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           COMPANION LIFE INSURANCE COMPANY, Variable Product Services
            P. O. Box 3664, Omaha, Nebraska 68103-0664 1-800-494-0067
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CONTENTS


                                                                         Page(s)
                                                                         -------
DEFINITIONS                                                                 3
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INTRODUCTION AND SUMMARY                                                   4-7
   Comparison to Other Policies and Investments
   How the Policy Operates
   Fee Table
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FINANCIAL STATEMENTS                                                      8-12
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ABOUT US                                                                   13
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INVESTMENT OPTIONS                                                        14-22
   Variable Investment Options
   Fixed Rate Options
   Transfers
   Dollar Cost Averaging
   Systematic Transfer Enrollment Program
   Asset Allocation Program
   Rebalancing Program
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IMPORTANT POLICY PROVISIONS                                               23-26
   Policy Application and Issuance
   Accumulation Value
   Telephone Transactions
   Death of Annuitant
   Delay of Payments
   Minor Owner or Beneficiary
   Policy Termination
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EXPENSES                                                                  27-29
   Withdrawal Charge
   Mortality and Expense Risk Charge
   Administrative Charges
   Transfer Fee
   Taxes
   Other Expenses; Investment Advisory Fees
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POLICY DISTRIBUTIONS                                                      30-34
   Withdrawals
   Annuity Payments
   Death Benefits
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FEDERAL TAX MATTERS                                                       35-37
   Taxation of Nonqualified Policies
   Taxation of Qualified Policies
   Possible Tax Law Changes
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MISCELLANEOUS                                                             38-42
   Distributor of the Policies
   Sales to Employees
   Voting Rights
   Distribution of Materials
   Legal Proceedings
   USA Patriot Act Notice
   Privacy Notice
   Do You Have Questions?
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STATEMENT OF ADDITIONAL INFORMATION                                        43

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DEFINITIONS

Accumulation Unit is a measurement of value in a particular Subaccount prior to the Annuity Starting Date. Purchase payments that are invested in the variable investment options are used to purchase Accumulation Units. The Policy sets forth the calculation of the value of Accumulation Units.

Accumulation Value is the dollar value of all amounts accumulated under the Policy (in both the variable investment options and the fixed rate investment options).

Annuitant is the person on whose life annuity payments involving life contingencies are based.

Annuity Starting Date is the date when annuity payments are scheduled to begin (the end of the accumulation phase). The latest Annuity Starting Date permitted is the Annuitant's 90/th/ birthday.

Beneficiary is the person(s) or other legal entity who receives Policy benefits, if any, upon your death. If there are joint Owners, the surviving joint Owner is the primary Beneficiary and any named Beneficiary is a contingent Beneficiary.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Accumulation Value less any applicable withdrawal charge and Policy fee.

Owner is you -- the person(s) who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy (except for certain approved telephone transactions).


Policy is the Ultrannuity//(R)// Series V, a variable annuity policy offered by us through this Prospectus.


Policy Year is measured from the annual anniversary dates of the date of issue of the Policy.

Series Funds are open-end investment management companies (commonly called mutual funds) in which the Variable Account invests.

Subaccount is a segregated account within the Variable Account investing in a specified investment portfolio of one of the Series Funds.

Us, We, Our, Companion is Companion Life Insurance Company.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business for the next succeeding Business Day.

Variable Account is Companion Life Separate Account C, a separate account maintained by us.

Variable Annuity Unit is a measurement of value in a particular Subaccount after the Annuity Starting Date. The Policy sets forth the calculation of the value of Variable Annuity Units.

Written Notice is written notice, signed by you, that gives us the information we require and is received at Companion, Variable Product Services, P.O. Box 3664, Omaha, Nebraska 68103-0664.

You, Yours is you, the Owner of the Policy who may exercise all rights and privileges under the Policy.

------------------------------

     This Prospectus may only be used to offer the Policy where the Policy may lawfully be sold. No one is authorized to give information or make representations about the Policy that isn't in the Prospectus; if anyone does so, you should not rely upon it as being accurate or adequate.

     This Prospectus generally describes only the variable investment options, except when the fixed rate options are specified.

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INTRODUCTION AND SUMMARY

     This Introduction and Summary briefly notes some of the important things about the Policy, but it is not a complete description of the Policy. The rest of this Prospectus contains more complete information, and you should read the entire Prospectus carefully.


     The Ultrannuity//(R)// Series V Policy described in this Prospectus is a contract between you and Companion Life Insurance Company. The Policy is a variable annuity policy, which means that you can allocate your purchase payments to as many as 32 different variable investment options, where you can gain or lose money on your investment. The variable investment options are not direct investments in mutual funds, but are Subaccounts of the Variable Account. Each Subaccount in turn invests in a particular investment portfolio. You can also allocate your purchase payments to three fixed rate options, where we guarantee you will earn a fixed rate of interest. The Policy is a deferred annuity, which means it has two phases: an accumulation (or deferral) phase and an annuity payout phase.


     During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of the fixed rate options). Withdrawals may be subject to a withdrawal charge, they may be taxable, and a penalty tax may apply.

     The accumulation phase ends and the annuity payout phase begins on the Annuity Starting Date that you select. During the annuity payout phase, we will make periodic payments to you. You can select payments that are guaranteed to last for your entire life or for some other period. You can select payments that vary in amount, depending on the investment performance of the portfolios you pick, or payments that are fixed in amount. Some or all of each payment will be taxable.

[ ]  COMPARISON TO OTHER POLICIES AND INVESTMENTS

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A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax-deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees, and asset allocation models.
--------------------------------------------------------------------------------

     Compared to fixed annuities. Like fixed-interest annuities, the Policy:

     .    offers the ability to accumulate capital on a tax-deferred basis;
     . offers the ability to have a guaranteed minimum return on your investment (if you choose a fixed rate option);
     .    allows you to make withdrawals from your Policy; and
     . can provide annuity payments for the rest of your life or for some other period.

     The Policy is different from fixed-interest annuities in that, to the extent you select variable investment options, your Accumulation Value will reflect the investment experience of the selected variable investment options, so you have both the investment risk and opportunity, not us.

     Compared to mutual funds. Although the underlying investment portfolios operate like mutual funds and have similar investment risks, in many ways the Policy differs from mutual fund investments. The main differences are:

     . The Policy provides a death benefit that could be higher than the value of the Policy.
     . Insurance-related charges not associated with direct mutual fund investments are deducted from the value of the Policy.
     . Federal income tax liability on any earnings generally is deferred until you receive a distribution from the Policy.
     . You can make transfers from one underlying investment portfolio to another without tax liability.
     . Dividends and capital gains distributed by the investment portfolios are automatically reinvested.
     . Withdrawals before age 59 1/2 generally are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although taxation of them is deferred until such earnings are distributed. Taxable earnings are considered to be paid out first followed by the return of your purchase payments.
     . Withdrawals of more than 15% of the Accumulation Value of the Policy can result in a withdrawal charge during the first seven years of the Policy.
     . New York insurance law grants you 10 days to review your Policy and cancel it. The terms of this "right to examine" period are stated on the cover of your Policy.

     . We, not you, own the shares of the underlying Series Funds. You have interests in our Subaccounts that invest in the Series Funds that you select.

[ ]  HOW THE POLICY OPERATES

     The following chart summarizes how the Policy operates and includes a summary of expenses. For more information, refer to specific sections of this Prospectus.

                    ----------------------------------------
                               PURCHASE PAYMENTS

                    .    Minimum initial purchase payment is
                         $5,000 ($2,000 if you elect to make
                         electronic funds transfer payments
                         of at least $100 per month, or
                         quarterly, semiannual or annual
                         purchase payment equivalents).
                    .    Minimum additional purchase payment
                         is $500.
                    .    No additional purchase payments
                         will be accepted after earlier of
                         the Annuity Starting Date or your
                         83/rd/ birthday.
                    ----------------------------------------

               --------------------------------------------------
                        INVESTMENT OF PURCHASE PAYMENTS

               You direct the allocation of all purchase payments among the 32 Subaccounts of the Variable Account, the fixed account and the systematic transfer accounts. Each Subaccount invests in a corresponding investment portfolio of one of the Series Funds.
               --------------------------------------------------

     ----------------------------------------------------------------------
                             DEDUCTIONS FROM ASSETS

     . Daily charges deducted from the net assets in the Variable Account equal an annual rate of:
          -    1.00% for our mortality and expense risk;
          -    0.20% for our administrative expenses.
     . Annual Policy Fee of $30 per year assessed on each Policy anniversary if your Policy has an Accumulation Value of $50,000 or less, no annual Policy fee is assessed if your Policy has an Accumulation Value of more than $50,000 on the Policy Anniversary.
     . $10 fee for transfers among the Subaccounts and the fixed account (first 12 transfers per Policy Year are free) deducted from the amount of the transfer on the date of the transfer.
     . Investment advisory fees and fund expenses are deducted from the assets of each investment portfolio.
     ----------------------------------------------------------------------

          ------------------------------------------------------------
                               ACCUMULATION VALUE

          . Your Accumulation Value is equal to your purchase payments adjusted up or down each Business Day to reflect the Subaccounts' investment experience, earnings on amounts you have invested in the fixed account and the systematic transfer accounts, charges deducted and other Policy transactions (such as withdrawals).
          . Accumulation Value may vary daily. There is no minimum guaranteed Accumulation Value for the Subaccounts.
          . Accumulation Value can be transferred among the Subaccounts and the fixed account.
          . Dollar cost averaging, asset allocation and rebalancing programs are available.
          . Accumulation Value is the starting point for calculating certain values under the Policy, such as the Cash Surrender Value and the death benefit.
          ------------------------------------------------------------

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                           ACCUMULATION VALUE BENEFITS

..    You can withdraw all or part of the Cash Surrender Value. Each Policy Year, up to 15% of the Accumulation Value as of the date of the first withdrawal that Policy Year may be withdrawn without a withdrawal charge. Thereafter, the withdrawal charge is calculated separately for each purchase payment withdrawn based on the number of years elapsed since the purchase payment was made; the charge is 7% if the withdrawal is made in the first year after a purchase payment is made and then the withdrawal charge decreases by 1% in each successive year to 0% after the seventh year. (Taxes and tax penalties may also apply to withdrawals.)

..    Fixed and variable annuity payout options are available.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            DEATH BENEFITS

..    Available as a lump-sum or under a variety of payment options.
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Tax-Free Exchanges (1035 Exchanges and Qualified Transfers/Rollovers)

     You can generally exchange one policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code for non-qualified policies and under transfer and rollover rules established by the Internal Revenue Service for certain qualified policies. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this Prospectus, you might have to pay a surrender charge on your old policy, there will be a new surrender charge period for this Policy, other charges may be higher (or lower) and the benefits may be different. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

[ ]  FEE TABLE

     The following table lists various costs and expenses that you will pay (directly or indirectly) if you invest in a Policy.

--------------------------------------------------------------------------------
Policy Owner Transaction Expenses
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..  Maximum Withdrawal Charge/1/                                   7%
   (as a percentage of each purchase payment withdrawn)
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..  Transfer Fee        -  First 12 Transfers Per Year:            $0
--------------------------------------------------------------------------------
                       -  Over 12 Transfers in one Policy Year:   $10 each
--------------------------------------------------------------------------------
Variable Account Annual Expenses
 (deducted daily to equal this annual % of Accumulation Value in the
 Subaccounts)
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..  Mortality and Expense Risk Fees                                1.00%
--------------------------------------------------------------------------------
..  Administrative Expense Charge                                  0.20%
--------------------------------------------------------------------------------
      Total Variable Account Annual Expenses                      1.20%
--------------------------------------------------------------------------------
Other Annual Expenses
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..  Annual Policy Fee, $50,000 or less of Accumulation Value       $30 per year
   (determined annually on Policy anniversary date)
..  Annual Policy Fee, more than $50,000 of Accumulation Value     $0 per year
   (determined annually on Policy anniversary date)
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----------
/1/ Each Policy Year up to 15% of the Accumulation Value as of the date of the first withdrawal that year can be withdrawn without a withdrawal charge. Thereafter, the withdrawal charge is calculated separately for each purchase payment withdrawn based on the number of years elapsed since the purchase payment was made; it is 7% in the first year after a purchase payment is made and then decreases by 1% in each successive year to 0% after the seventh year.

     The next item shows the minimum and maximum total operating expenses deducted from the total net assets of the investment portfolios (before fee waiver or expense reimbursement) during the fiscal year ended December 31, 2003. Expenses of the investment portfolios may be higher or lower in the future. More detail concerning each investment portfolio's fees and expenses is contained in the prospectus for each investment portfolio.

Annual Investment Portfolio Operating Expenses:

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                                              Minimum             Maximum
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   Annual Investment Portfolio Operating         %                   %
   Expenses (expenses that are deducted
     from portfolio assets, including
 management fees, distribution or service
  fees (12b-1 fees), and other expenses)
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                 For more detailed information about the Policy,
            Please read the rest of this Prospectus and the Policy.
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FINANCIAL STATEMENTS


     Our statutory financial statements and the financial statements of each of the Subaccounts of the Variable Account are contained in the Statement of Additional Information. You should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies. For a free copy of these statutory financial statements and the financial statements of each of the Subaccounts of the Variable Account and/or the Statement of Additional Information, please call or write us at our administrative office. At December 31, 2003, net assets of the Subaccounts were represented by the following Accumulation Unit values and Accumulation Units. This information should be read in conjunction with the Variable Account's financial statements and related notes included in the Statement of Additional Information.

                                                         Accumulation Unit     Accumulation Unit          Number of
                     Subaccount                               Value on       Value at End of Year   Accumulation Units at
------------------------------------------------------   Commencement Date       (December 31)         End of Year/**/
                (Date of Inception)                           ($)/*/                 ($)/*/             (December 31)
Alger American Growth (12/13/96)                                    12.972
   1996...............................................                                     13.071                       0
   1997...............................................                                     16.240                  26,564
   1998...............................................                                     23.759                  74,096
   1999...............................................                                     31.395                  84,335
   2000...............................................                                     26.436                 102,233
   2001...............................................                                     23.032                 102,562
   2002...............................................                                     15.248                 112,239
   2003...............................................
Alger American Small Capitalization (12/13/96)                      12.400
   1996...............................................                                     12.448                       0
   1997...............................................                                     13.690                  16,717
   1998...............................................                                     15.638                  36,378
   1999...............................................                                     22.159                  37,123
   2000...............................................                                     15.939                  49,276
   2001...............................................                                     11.100                  52,434
   2002...............................................                                      8.090                  42,695
   2003...............................................
Federated Fund for U.S. Government Securities II                    10.901
 (12/13/96)
   1996...............................................                                     10.882                       0
   1997...............................................                                     11.674                  31,521
   1998...............................................                                     12.417                 115,478
   1999...............................................                                     12.195                 167,586
   2000...............................................                                     13.371                 133,110
   2001...............................................                                     14.139                 119,899
   2002...............................................                                     15.234                 103,800
   2003...............................................
Federated Prime Money Fund II  (12/13/96)                            1.057
   1996...............................................                                      1.059                       0
   1997...............................................                                      1.098                 410,506
   1998...............................................                                      1.138               1,234,433
   1999...............................................                                      1.176               1,452,451
   2000...............................................                                      1.231               1,193,668
   2001...............................................                                      1.262               1,305,562
   2002...............................................                                      1.264               1,031,047
   2003...............................................

                                                         Accumulation Unit     Accumulation Unit          Number of
                     Subaccount                               Value on       Value at End of Year   Accumulation Units at
------------------------------------------------------   Commencement Date       (December 31)          End of Year/**/
                (Date of Inception)                           ($)/*/                 ($)/*/             (December 31)
Fidelity VIP Asset Manager: Growth (12/13/96)                       13.346
   1996...............................................                                     13.353                       0
   1997...............................................                                     16.500                  58,425
   1998...............................................                                     19.167                 121,890
   1999...............................................                                     21.827                 127,644
   2000...............................................                                     18.877                 115,868
   2001...............................................                                     17.271                 103,711
   2002...............................................                                     14.414                  88,762
   2003...............................................
Fidelity VIP Contrafund (12/13/96)                                  13.704
   1996...............................................                                     14.070                       0
   1997...............................................                                     17.257                  27,082
   1998...............................................                                     22.162                  43,182
   1999...............................................                                     27.208                  49,759
   2000...............................................                                     25.102                  48,654
   2001...............................................                                     17.271                 103,711
   2002...............................................                                     19.492                  41,996
   2003...............................................
Fidelity VIP Equity-Income (12/13/96)                               12.900
   1996...............................................                                     13.090                       0
   1997...............................................                                     16.571                  48,536
   1998...............................................                                     18.276                 122,503
   1999...............................................                                     19.200                 139,914
   2000...............................................                                     20.568                 144,758
   2001...............................................                                     19.313                 143,512
   2002...............................................                                     15.848                 123,199
   2003...............................................
Fidelity VIP Index 500 (5/1/98)                                     14.036
   1997...............................................                                     12.166                     N/A
   1998...............................................                                     15.425                  22,471
   1999...............................................                                     18.367                  53,067
   2000...............................................                                     16.459                  84,966
   2001...............................................                                     14.293                  96,173
   2002...............................................                                     10.979                 123,357
   2003...............................................
Fidelity VIP Mid Cap (5/1/03)                                           --
   2003...............................................
MFS Capital Opportunities Series (5/1/98)                           14.829
   1997...............................................                                     12.394                       0
   1998...............................................                                     15.528                   8,136
   1999...............................................                                     22.618                  19,364
   2000...............................................                                     21.531                  42,245
   2001...............................................                                     16.276                  62,106
   2002...............................................                                     11.306                  33,316
   2003...............................................
MFS Emerging Growth Series (12/13/96)                               13.637
   1996...............................................                                     13.480                       0
   1997...............................................                                     16.230                  21,242
   1998...............................................                                     21.521                  52,838
   1999...............................................                                     37.575                  53,502
   2000...............................................                                     29.846                  55,328
   2001...............................................                                     19.612                  53,109
   2002...............................................                                     12.835                  44,653
   2003...............................................

                                                         Accumulation Unit     Accumulation Unit          Number of
                     Subaccount                               Value on       Value at End of Year   Accumulation Units at
------------------------------------------------------   Commencement Date       (December 31)          End of Year/**/
                (Date of Inception)                           ($)/*/                 ($)/*/             (December 31)
MFS High Income Series (12/13/96)                                   11.517
   1996...............................................                                     11.548                       0
   1997...............................................                                     12.960                  17,267
   1998...............................................                                     12.782                  27,426
   1999...............................................                                     13.442                  38,501
   2000...............................................                                     12.395                  36,405
   2001...............................................                                     12.500                  33,348
   2002...............................................                                     12.667                  26,117
   2003...............................................
MFS Research Series (12/13/96)                                      13.093
   1996...............................................                                     13.277                       0
   1997...............................................                                     15.775                  30,779
   1998...............................................                                     19.231                  62,140
   1999...............................................                                     23.571                  63,162
   2000...............................................                                     22.159                  64,082
   2001...............................................                                     17.240                  61,088
   2002...............................................                                     12.854                  52,620
   2003...............................................
MFS Strategic Income Series (12/13/96)                              10.503
   1996...............................................                                     10.527                       0
   1997...............................................                                     10.283                  14,907
   1998...............................................                                     10.963                  39,700
   1999...............................................                                     10.561                  56,404
   2000...............................................                                     10.945                  66,519
   2001...............................................                                     11.328                  54,517
   2002...............................................                                     12.132                  37,611
   2003...............................................
Pioneer Equity Income VCT (5/1/2000)                                10.000
   2000...............................................                                     11.492                  24,875
   2001...............................................                                     10.542                  25,932
   2002...............................................                                      8.744                   7,852
   2003...............................................
Pioneer Fund VCT (5/1/2000)                                         10.000
   2000...............................................                                      9.761                   3,758
   2001...............................................                                      8.573                  10,424
   2002...............................................                                      6.840                  10,116
   2003...............................................
Pioneer Growth Shares VCT (5/1/2000)                                10.000
   2000...............................................                                      9.290                     100
   2001...............................................                                      7.412                     625
   2002...............................................                                      4.754                   1,306
   2003...............................................
Pioneer Mid-Cap Value VCT (5/1/98)                                  11.771
   1998...............................................                                     11.156                  11,695
   1999...............................................                                     12.461                  28,889
   2000...............................................                                     14.529                  27,865
   2001...............................................                                     15.285                  33,036
   2002...............................................                                     13.409                  53,806
   2003...............................................

                                                         Accumulation Unit     Accumulation Unit          Number of
                     Subaccount                               Value on       Value at End of Year   Accumulation Units at
------------------------------------------------------   Commencement Date       (December 31)          End of Year/**/
                (Date of Inception)                           ($)/*/                 ($)/*/             (December 31)
Pioneer Real Estate Shares VCT (5/1/98)                             13.196
   1998...............................................                                      9.818                   4,031
   1999...............................................                                      9.295                   9,564
   2000...............................................                                     11.895                  26,597
   2001...............................................                                     12.669                  31,234
   2002...............................................                                     12.834                  20,657
   2003...............................................
Pioneer Small Cap Value VCT (5/1/2003)                                  --
   2003...............................................
Scudder VIT EAFE(R) Equity Index Fund (5/1/2000)                    10.000
   2000...............................................                                      8.764                  29,285
   2001...............................................                                      6.521                  51,879
   2002...............................................                                      5.051                  10,493
   2003...............................................
Scudder VIT Small Cap Income Fund (5/1/2000)                        10.000
   2000...............................................                                      9.288                  17,001
   2001...............................................                                      9.366                  25,017
   2002...............................................                                      7.349                   6,406
   2003...............................................
Scudder Global Discovery (5/1/98)                                   13.631
   1998...............................................                                     13.176                   1,790
   1999...............................................                                     21.563                   3,753
   2000...............................................                                     20.150                   7,361
   2001...............................................                                     14.939                   7,478
   2002...............................................                                     11.797                  10,639
   2003...............................................
Scudder Growth and Income (5/1/98)                                  13.557
   1998...............................................                                     12.847                  22,458
   1999...............................................                                     13.425                  38,046
   2000...............................................                                     12.955                  37,500
   2001...............................................                                     11.320                  35,780
   2002...............................................                                      8.566                  33,982
   2003...............................................
Scudder International (12/13/96)                                    11.719
   1996...............................................                                     12.067                       0
   1997...............................................                                     13.004                  15,759
   1998...............................................                                     15.223                  40,818
   1999...............................................                                     23.241                  48,923
   2000...............................................                                     17.979                  54,445
   2001...............................................                                     12.281                  54,883
   2002...............................................                                      9.906                  47,095
   2003...............................................
T. Rowe Price Equity Income (12/13/96)                              13.501
   1996...............................................                                     13.731                       0
   1997...............................................                                     17.481                  52,630
   1998...............................................                                     18.839                 118,982
   1999...............................................                                     19.305                 120,958
   2000...............................................                                     21.564                 114,415
   2001...............................................                                     21.616                 110,485
   2002...............................................                                     18.554                 113,471
   2003...............................................

                                                         Accumulation Unit     Accumulation Unit          Number of
                     Subaccount                               Value on       Value at End of Year   Accumulation Units at
------------------------------------------------------   Commencement Date       (December 31)          End of Year/**/
                (Date of Inception)                           ($)/*/                 ($)/*/             (December 31)
T. Rowe Price International Stock (12/13/96)                        11.560
   1996...............................................                                     11.976                       0
   1997...............................................                                     12.200                  23,539
   1998...............................................                                     13.964                  57,275
   1999...............................................                                     18.394                  70,203
   2000...............................................                                     14.932                  92,978
   2001...............................................                                     11.475                 102,608
   2002...............................................                                      9.263                 115,094
   2003...............................................
T. Rowe Price Limited-Term Bond (12/13/96)                          10.582
   1996...............................................                                     10.582                       0
   1997...............................................                                     11.160                  31,032
   1998...............................................                                     11.828                 114,315
   1999...............................................                                     11.785                 156,206
   2000...............................................                                     12.720                 189,131
   2001...............................................                                     13.632                 188,941
   2002...............................................                                     14.198                 174,977
   2003...............................................
T. Rowe Price New America Growth (12/13/96)                         15.121
   1996...............................................                                     10.582                       0
   1997...............................................                                     11.160                  31,032
   1998...............................................                                     11.828                 114,315
   1999...............................................                                     11.785                 156,206
   2000...............................................                                     12.720                 189,131
   2001...............................................                                     18.602                  65,902
   2002...............................................                                     13.175                  50,064
   2003...............................................
T. Rowe Price Personal Strategy Balanced (12/13/96)                 12.552
   1996...............................................                                     12.719                       0
   1997...............................................                                     14.833                  50,339
   1998...............................................                                     16.755                 130,290
   1999...............................................                                     17.946                 153,234
   2000...............................................                                     18.691                 137,229
   2001...............................................                                     18.020                 122,410
   2002...............................................                                     16.415                  99,718
   2003...............................................
Van Kampen UIF Emerging Markets Equity (5/1/99)                      8.930
   1998...............................................                                        N/A                     N/A
   1999...............................................                                     13.469                     206
   2000...............................................                                      8.131                   9,957
   2001...............................................                                      7.511                  20,330
   2002...............................................                                      6.761                  18,669
   2003...............................................
Van Kampen UIF Core Plus Fixed Income (5/1/99)                      10.720
   1998...............................................                                        N/A                     N/A
   1999...............................................                                     10.167                       0
   2000...............................................                                     11.159                   1,207
   2001...............................................                                     12.052                   8,464
   2002...............................................                                     12.780                 114,610
   2003...............................................


/*/ Accumulation Unit values are rounded to the nearest hundredth of a cent. /**/ Number of Accumulation Units is rounded to the nearest unit.

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ABOUT US

     We are Companion Life Insurance Company, a stock life insurance company organized under the laws of the State of New York in 1949. We are a wholly-owned subsidiary of United of Omaha Life Insurance Company, which is a subsidiary of Mutual of Omaha Insurance Company. The Mutual of Omaha family of companies provides life, health, disability, home and auto insurance, trust services, and investment sales and brokerage services. The Mutual of Omaha Companies have a proud tradition of supporting environmental education, beginning with its long-running Mutual of Omaha's Wild Kingdom television program, and continued through its Wildlife Heritage Trust. Companion is principally engaged in the business of issuing group and individual life insurance and annuity policies, and group accident and health insurance in New York.

     We may from time to time publish (in advertisements, sales literature and reports to Policy Owners) the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's, and Duff & Phelps Credit Rating Company. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. The ratings do not bear on the investment performance of assets held in the Variable Account or on the safety or the degree of risk associated with an investment in the Variable Account.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS


--------------------------------------------------------------------------------
The investment results of each investment portfolio, whose investment goals are described below, are likely to differ significantly. You should consider carefully, and on a continuing basis, which portfolios or combination of investment portfolios and fixed rate options best suit your long-term investment goals.
--------------------------------------------------------------------------------


     We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options --- each chosen for its potential to meet specific investment goals. You may allocate all or a part of your purchase payments to one or a combination of the variable investment options or the fixed rate options (although allocations to the systematic transfer accounts may be made only in limited circumstances). Allocations must be in whole percentages and total 100%.

     You can choose among 32 variable investment options and three fixed rate options.

[ ]  VARIABLE INVESTMENT OPTIONS

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The investment portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment goals and policies of certain portfolios available under the Policy are very similar to the investment goals and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the Policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the Policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment goals and policies, and a very similar name.

For detailed information about any investment portfolio, including its performance history, refer to the prospectus for that investment portfolio.
--------------------------------------------------------------------------------

     With the Policy's variable investment options, you bear the investment risk, not us. You control the amount of money you invest in each of the investment portfolios, and you bear the risk those investment portfolios will perform worse than you expect.

     The Variable Account, Companion Separate Account C, provides you with 32 variable investment options in the form of Series Fund investment portfolios. Each Series Fund is an open-end investment management company. When you allocate Accumulation Value to a Series Fund investment portfolio, those funds are placed in a Subaccount of the Variable Account corresponding to that investment portfolio, and the Subaccount in turn invests in the investment portfolio. The Accumulation Value of your Policy depends directly on the investment performance of the investment portfolios that you select.

     The Variable Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Variable Account or Companion. The Variable Account was established as a separate investment account of Companion under New York law on February 14, 1994. Under New York law, we own the Variable Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Variable Account. Any and all distributions made by the Series Funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the investment portfolios. We do not make any representations about their future performance. The investment portfolios may fail to meet their objectives, and they could go down in value. Each portfolio operates as a separate investment fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio. Complete descriptions of each portfolio's investment goals and restrictions and other material information related to an investment in the portfolio are contained in the prospectuses for each of the Series Funds which accompany this Prospectus. Read these prospectuses carefully before you choose a portfolio.

--------------------------------------------------------------------------------------------------------------------------------
                                    Variable Investment Options
                                  Under Companion Separate Account C
 Asset Category (*)                   (Series Fund - Portfolio)                                               Goal
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets      Van Kampen Universal Institutional Funds, Inc. -                            Long-term capital appreciation
Equity                Van Kampen UIF Emerging Markets Equity Portfolio /(6)/
                      ----------------------------------------------------------------------------------------------------------
                                                            Emerging market country securities
--------------------------------------------------------------------------------------------------------------------------------
                      Scudder Investment VIT Funds -                                              Long-term capital appreciation
                      Scudder VIT EAFE(R) Equity Index Fund Portfolio Class A /(11)/
                      ----------------------------------------------------------------------------------------------------------
                                    Statistically selected sample of the securities found in the EAFE(R) Index
                      ----------------------------------------------------------------------------------------------------------
                      Scudder Variable Series I -                                                 Long-term capital appreciation
                      Scudder VS1 Global Discovery Portfolio Class B /(8)/
                      ----------------------------------------------------------------------------------------------------------
International Equity                                  Small companies in the U.S. or foreign markets
                      ----------------------------------------------------------------------------------------------------------
                      Scudder Variable Series I -                                                 Long-term capital appreciation
                      Scudder VS1 International Portfolio Class A /(8)/
                      ----------------------------------------------------------------------------------------------------------
                                          Common stocks of companies which do business outside the United States
                      ----------------------------------------------------------------------------------------------------------
                      T. Rowe Price International Series, Inc. -                                  Long-term capital appreciation
                      T. Rowe Price International Stock Portfolio /(9)/
                      ----------------------------------------------------------------------------------------------------------
                                                           Common stocks of foreign companies
--------------------------------------------------------------------------------------------------------------------------------
                      Pioneer Variable Contracts Trust -                                          Long-term capital appreciation
Real Estate Equity    Pioneer Real Estate Shares VCT Portfolio Class I /(7)/                      with current income
                      ----------------------------------------------------------------------------------------------------------
                                    Real estate investment trusts (REITs) and other real estate industry companies
--------------------------------------------------------------------------------------------------------------------------------
                      Alger American Fund -                                                       Long-term capital appreciation
                      Alger American Small Capitalization Portfolio Class 0 /(1)/
                      ----------------------------------------------------------------------------------------------------------
                                Equity securities of companies with total market capitalization of less than $1 billion
                      ----------------------------------------------------------------------------------------------------------
                      Scudder Investment VIT Funds -                                              Long-term capital appreciation
Small-Cap Equity      Scudder VIT Small Cap Index Fund Portfolio Class A /(11)/
                      ----------------------------------------------------------------------------------------------------------
                                  Statistically selected sample of the securities found in the Russell 2000(R) Index
                      ----------------------------------------------------------------------------------------------------------
                      Pioneer Variable Contracts Trust                                            Long-term capital appreciation
                      Pioneer Small Cap Value VCT Portfolio Class II /(7)/
                      ----------------------------------------------------------------------------------------------------------
                                            Common stock of small companies with catalyst for growth potential
--------------------------------------------------------------------------------------------------------------------------------
                      Fidelity Variable Insurance Products Fund                                   Long-term capital appreciation
                      Fidelity VIP Mid Cap Portfolio Service Class 2 /(3)/
                      ----------------------------------------------------------------------------------------------------------
                                                             Currently undervalued companies
Mid-Cap Equity        ----------------------------------------------------------------------------------------------------------
                      Pioneer Variable Contracts Trust -                                          Long-term capital appreciation
                      Pioneer Mid-Cap Value VCT Portfolio Class I /(7)/
                      ----------------------------------------------------------------------------------------------------------
                                                             Currently undervalued companies
--------------------------------------------------------------------------------------------------------------------------------
                      Alger American Fund -                                                       Long-term capital appreciation
                      Alger American Growth Portfolio Class 0 /(1)/
                      ----------------------------------------------------------------------------------------------------------
                               Equity securities of companies with total market capitalization of more than $1 billion
                      ----------------------------------------------------------------------------------------------------------
                      Fidelity Variable Insurance Products Fund II -                              Long-term capital appreciation
                      Fidelity VIP Contrafund Portfolio Initial Class /(3)/
                      ----------------------------------------------------------------------------------------------------------
                                                             Currently undervalued companies
                      ----------------------------------------------------------------------------------------------------------
                      Fidelity Variable Insurance Products Fund II -                              Long-term capital appreciation
Large-Cap Growth      Fidelity VIP Index 500 Portfolio Initial Class /(3)/                        with current income
Equity                ----------------------------------------------------------------------------------------------------------
                                                  Stocks that comprise the Standard and Poor's 500 Index
                      ----------------------------------------------------------------------------------------------------------
                      MFS Variable Insurance Trust -                                              Long-term capital appreciation
                      MFS Capital Opportunities Series Portfolio Initial Class/(5)/
                      ----------------------------------------------------------------------------------------------------------
                                                       Common stocks of domestic and foreign companies
                      ----------------------------------------------------------------------------------------------------------
                      MFS Variable Insurance Trust -                                              Long-term capital appreciation
                      MFS Emerging Growth Series Portfolio Initial Class /(5)/
                      ----------------------------------------------------------------------------------------------------------
                                       Common stocks of small and medium-sized companies with growth potential
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                   Variable Investment Options
                               Under Companion Separate Account C
 Asset Category (*)                 (Series Fund - Portfolio)                                                Goal
--------------------------------------------------------------------------------------------------------------------------------
                      MFS Variable Insurance Trust -                                              Long-term capital appreciation
                      MFS Research Series Portfolio Initial Class /(5)/
                      ----------------------------------------------------------------------------------------------------------
                                       Research analyst's recommendations for best expected capital appreciation
                      ----------------------------------------------------------------------------------------------------------
                      Pioneer Variable Contracts Trust -                                          Long-term capital appreciation
Large-Cap Growth      Pioneer Growth Shares VCT Portfolio Class II /(7)/
Equity                ----------------------------------------------------------------------------------------------------------
                               Focus on secular trends, competitive strength and return on incremental invested capital
                      ----------------------------------------------------------------------------------------------------------
                      T. Rowe Price Equity Series, Inc. -                                         Long-term capital appreciation
                      T. Rowe Price New America Growth Portfolio /(10)/
                      ----------------------------------------------------------------------------------------------------------
                                         Common stocks of U.S. companies in the service sector of the economy
--------------------------------------------------------------------------------------------------------------------------------
                      Fidelity Variable Insurance Products Fund -                                 Dividend income & capital
                      Fidelity VIP Equity-Income Portfolio Initial Class /(3)/                    appreciation
                      ----------------------------------------------------------------------------------------------------------
                                                           Income-producing equity securities
                      ----------------------------------------------------------------------------------------------------------
                      Pioneer Variable Contracts Trust -                                          Current income & long-term
                      Pioneer Equity Income VCT Portfolio Class II /(7)/                          growth
                      ----------------------------------------------------------------------------------------------------------
                                            Focus on large, strong companies with histories of dividend growth
                      ----------------------------------------------------------------------------------------------------------
                      Pioneer Variable Contracts Trust -                                          Capital growth with current
Large-Cap Value       Pioneer Fund VCT Portfolio Class II /(7)/                                   income
Equity                ----------------------------------------------------------------------------------------------------------
                                             Emphasizes high-quality, value and long-term earnings potential
                      ----------------------------------------------------------------------------------------------------------
                      Scudder Variable Series I                                                   Long-term capital appreciation
                      Scudder VS1 Growth and Income Portfolio Class B /(8)/                       with current income
                      ----------------------------------------------------------------------------------------------------------
                                                      Common stocks of large, established companies
                      ----------------------------------------------------------------------------------------------------------
                      T. Rowe Price Equity Series, Inc. -                                         Dividend income & capital
                      T. Rowe Price Equity Income Portfolio /(10)/                                appreciation
                      ----------------------------------------------------------------------------------------------------------
                                                  Dividend-paying common stocks of established companies
--------------------------------------------------------------------------------------------------------------------------------
                      Fidelity Variable Insurance Products Fund II -                              Long-term capital appreciation
                      Fidelity VIP Asset Manager: Growth Portfolio Initial Class
                      /(3,4)/
                      ----------------------------------------------------------------------------------------------------------
Hybrid                                         Domestic and foreign stocks, bonds and short-term investments
                      ----------------------------------------------------------------------------------------------------------
                      T. Rowe Price Equity Series, Inc. -                                         Capital appreciation &
                      T. Rowe Price Personal Strategy Balanced Portfolio /(10)/                   dividend income
                      ----------------------------------------------------------------------------------------------------------
                                            Diversified portfolio of stocks, bonds and money market securities
--------------------------------------------------------------------------------------------------------------------------------
                      MFS Variable Insurance Trust -                                              Seeks income & capital
International         MFS Strategic Income Series Portfolio Initial Class /(5)/                   appreciation
Fixed Income          ----------------------------------------------------------------------------------------------------------
                                                             International government bonds
--------------------------------------------------------------------------------------------------------------------------------
                      MFS Variable Insurance Trust -                                              High current income and
High Yield Fixed      MFS High Income Series Portfolio Initial Class /(5)/                        capital appreciation
Income                ----------------------------------------------------------------------------------------------------------
                                          Diversified bond portfolio, some of which may involve equity features
--------------------------------------------------------------------------------------------------------------------------------
                      Van Kampen Universal Institutional Funds, Inc. -                            Above average return from a
                      Van Kampen UIF Core Plus Fixed Income Portfolio /(6)/                       diversified portfolio of fixed
                                                                                                  income securities
Intermediate-Term     ----------------------------------------------------------------------------------------------------------
/ Long-Term                             Medium to high quality fixed income investments of intermediate maturity
Fixed Income          ----------------------------------------------------------------------------------------------------------
                      Federated Insurance Series -                                                Current income
                      Federated Fund for U.S. Gov't Securities II Portfolio /(2)/
                      ----------------------------------------------------------------------------------------------------------
                                                                U.S. Government bonds
--------------------------------------------------------------------------------------------------------------------------------
                      T. Rowe Price Fixed Income Series, Inc. -                                   High level of current income
                      T. Rowe Price Limited-Term Bond Portfolio /(10)/                            consistent with modest price
Short-Term Fixed                                                                                  fluctuations
Income                ----------------------------------------------------------------------------------------------------------
                                              Short and intermediate-term investment grade debt securities
--------------------------------------------------------------------------------------------------------------------------------
                      Federated Insurance Series -                                                Current income consistent
                      Federated Prime Money Fund II Portfolio /(2)/                               with the stability of
Cash                                                                                              principal
                      ----------------------------------------------------------------------------------------------------------
                                                          High-quality money market instruments
--------------------------------------------------------------------------------------------------------------------------------

(*) Asset category designations are our own to help you gain insight into each investment portfolio's intended objectives, but do not assure that any investment portfolio will perform consistent with the categorization. Information contained in the investment portfolios' prospectuses should be read carefully before investing in any Subaccount.

     Investment advisers of the Series Funds:

--------------------------------------------------------------------------------
We do not assure that any portfolio will achieve its stated objective. Detailed information, including a description of each portfolio's investment goals and policies, a description of risks involved in investing in each of the portfolios and each portfolio's fees and expenses, is contained in the prospectuses for the Series Funds, current copies of which accompany this Prospectus. None of these portfolios are insured or guaranteed by the U.S. government.
--------------------------------------------------------------------------------

     /(1)/  Fred Alger Management, Inc.
     /(2)/  Federated Investment Management Company.
     /(3)/  Fidelity Management & Research Company.
     /(4)/ Fidelity Management & Research (U.K.) Inc., and Fidelity Management and Research Far East Inc., regarding research and investment recommendations with respect to companies based outside the United States.
     /(5)/  MFS(TM) Investment Management.
     /(6)/  Morgan Stanley Asset Management Inc.
     /(7)/  Pioneer Investment Management, Inc.
     /(8)/  Scudder Kemper Investments, Inc.
     /(9)/ Rowe Price-Fleming International, Inc., a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.
     /(10)/ T. Rowe Price Associates, Inc.
     /(11)/ Deutsche Asset Management, Inc.


     The investment advisers of the Series Funds and the investment portfolios are described in greater detail in the prospectuses for the investment portfolios. Past performance may not be an indication of future performance.


     ----------------------------------------------------------------------




     ----------------------------------------------------------------------

     Each investment portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts issued by various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the investment portfolios that accompany this Prospectus.

     We may perform certain shareholder services and other administrative functions on behalf of the investment portfolios or their investment advisers. We may receive revenues from the investment portfolios or their investment advisers for the performance of these services. The amount of these revenues may depend on the amount our Variable Account invests in the Series Fund and/or any portfolio thereof.

     Adding, Deleting, or Substituting Variable Investment Options

     We do not control the Series Funds, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Variable Account. This means we may eliminate the shares of any investment portfolio held in our Variable Account and substitute shares of another open-end management investment company for the shares of any investment portfolio, if the shares of the investment portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the Variable Account. We will first notify you and receive any necessary SEC and state approval before making such a change.

     If an investment portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an exemptive order from the SEC, if necessary.

     If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Variable Account may be (i) operated as a management investment company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Variable Account to other accounts.

[ ]  FIXED RATE OPTIONS

--------------------------------------------------------------------------------
All amounts allocated to the fixed rate options become part of the general account assets of Companion. Interests in the general account have not been registered with the SEC and are not subject to the SEC's regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff has not reviewed the fixed rate option disclosures in this Prospectus.
--------------------------------------------------------------------------------

     There are three fixed rate options: a fixed account and two systematic transfer accounts. With the fixed rate options, we bear the investment risk. This means we guarantee that you will earn a minimum interest rate. This minimum interest rate is guaranteed to yield 3% per year, compounded annually. We may declare a higher current interest rate. Whatever interest rate we declare will be guaranteed for at least one year. We have full control over how assets allocated to fixed rate options are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this Prospectus is to disclose the Variable Account aspects of the Policy. For additional details regarding the fixed rate options, please see the Policy.

     Systematic Transfer Accounts

     A systematic transfer account is the fixed rate option used if you elect to participate in the systematic transfer enrollment program ("STEP program"). You may only elect one program: the four-month or 12-month account. The STEP program is used to automatically transfer a predetermined dollar amount on a monthly basis to any of the Subaccounts you choose. You cannot transfer amounts from the STEP program to the fixed account. The allocation and the predetermined dollar amount may not be changed once the STEP program is elected. You must have a minimum of $5,000 in your systematic transfer account in order to participate in the STEP program. No additional funds may be allocated to the systematic transfer account once the Policy has been issued (except for funds designated to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange or an IRA rollover or transfer), but additional purchase payments may be allocated to either systematic transfer account during the first seven Policy Years after you purchase the Policy as long as there are no amounts in the systematic transfer account at the time of such additional allocation.

     Funds allocated to the systematic transfer account must be completely transferred to the Variable Account within either a four-month period or a 12-month period (whichever you choose). We may credit a different rate of interest to the four-month account than to the 12-month account. Transfers from the systematic transfer accounts do not count toward the 12 free transfers allowed each Policy Year. You may not transfer funds into any systematic transfer account. The systematic transfer accounts may not be used to practice "market timing", and we may disallow transactions involving this account on that basis.

     Fixed Account and Systematic Transfer Accounts

--------------------------------------------------------------------------------
We have sole discretion to set current interest rates of the fixed rate options. We do not guarantee the level of future interest rates of fixed rate options, except that they will not be less than the minimum interest rate.
--------------------------------------------------------------------------------

     The fixed account and the systematic transfer accounts are part of our general account assets. Our general account includes all our assets except those segregated in the Variable Account or in any other separate investment account. You may allocate purchase payments to the fixed account or transfer amounts from the Variable Account to the fixed account. Instead of you bearing the investment risk, as you do with investments allocated to the Variable Account, we bear the full investment risk for investments in the fixed rate option. We have sole discretion to invest the assets of our general account, subject to applicable law.

     We guarantee that money invested in any fixed rate option will earn an effective rate of interest which will yield at least 3% per year, compounded annually. However, we have complete discretion to declare interest in excess of the guaranteed minimum rate, or not to declare any excess interest. You bear this risk. Once declared, we guarantee that any rate will last for the applicable period. Different rates of interest may be credited to each systematic transfer account and to the fixed account.

     We guarantee that, at any time prior to the Annuity Starting Date or the death of the Owner, the amount in your fixed account or systematic transfer account will not be less than:

     (i) the amount of purchase payments allocated and Accumulation Value transferred to the fixed account or systematic transfer account, less
     (ii) taxes allocable to the fixed account or systematic transfer account, less

     (iii) any amounts deducted from the fixed account or systematic transfer account in connection with partial withdrawals (including any withdrawal charges), allocable expenses or transfers to the Variable Account, plus
     (iv) interest at a rate which is guaranteed to yield 3% per year, compounded annually, and plus

     (v) excess interest (if any) credited to amounts in the fixed account or systematic transfer account.

[ ]  TRANSFERS

     The Policy is designed for long-term investment, not for active trading or "market timing." Excessive transfers could harm other Policy Owners by having a detrimental effect on portfolio management. Prior to the Annuity Starting Date, you may transfer Accumulation Value from one Subaccount to another, from the Variable Account to the fixed account, or from the fixed account to any Subaccount, subject to these rules:

     Transfer Rules:

     . We must receive notice of the transfer --- either Written Notice or an authorized telephone transaction.
     . The transferred amount must be at least $500, or the entire Subaccount value if it is less. If the Subaccount value remaining after a transfer will be less than $500, we will include that amount as part of the transfer.
     . The first 12 transfers each Policy Year from Subaccounts are free. The rest cost $10 each. This fee is deducted from the amount transferred. We will not allow more than 24 transfers in a Policy Year.
     .    A transfer from the fixed account:
          - may be made only once each Policy Year (unless the dollar cost averaging program or the systematic transfer account program is elected);
          -    is free;
          -    may be delayed up to six months;
          -    does not count toward the 12 free transfer limit; and
          - is limited during any Policy Year to 10% of the fixed account value on the date of the initial transfer during that year.
     . We reserve the right to limit transfers, or to modify transfer privileges into any Subaccount and we reserve the right to change the transfer rules at any time. We also reserve the right to refuse to complete any transfer into a Subaccount that we determine is intended to be for "market timing" purposes. We will notify affected policyholders before we limit transfers, modify transfer procedures or refuse to complete a transfer.
     . Transfers made pursuant to participation in the dollar cost averaging, STEP, asset allocation or rebalancing programs are not subject to the amount or timing limitations of these rules, nor are they subject to a transfer fee. See the sections of this Prospectus describing those programs for the rules of each program.
     . If you transfer amounts from the fixed account to the Variable Account, we can restrict or limit any transfer of those amounts back to the fixed account.
     . Transfers result in the cancellation of Accumulation Units in the Subaccount from which the transfer is made, and the purchase of Accumulation Units in a Subaccount to which a transfer is made.
     . We reserve the right to permit transfers from the fixed account in excess of the 10% annual limitation.

     Third-Party Transfers

     Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers on your behalf. All third-party transfers are subject to the same rules as all other transfers.

[ ]  DOLLAR COST AVERAGING

--------------------------------------------------------------------------------
The dollar cost averaging and the STEP programs are intended to result in the purchase of more Accumulation Units when the Accumulation Unit value is low, and fewer units when the Accumulation Unit value is high. However, there is no guarantee that either program will result in a higher Accumulation Value or otherwise be successful.
--------------------------------------------------------------------------------

     Our dollar cost averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from one Subaccount or the fixed account to any Subaccount(s). You can begin dollar cost averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Rules of the dollar cost averaging program are:

     Dollar Cost Averaging Rules:

     .    The dollar cost averaging program is free.
     . We must receive notice of your election and any changed instruction --- either Written Notice or an authorized telephone transaction.
     . Automatic transfers can occur monthly, quarterly, semi-annually, or annually.
     . There must be at least $5,000 of Accumulation Value in the Subaccount or fixed account from which transfers are being made to begin dollar cost averaging.
     . Amount of each transfer must be at least $100, and must be $50 per Subaccount.
     . If transfers are made from the fixed account, the maximum annual transfer amount is 10% of that account's value at the time of the first dollar cost averaging transfer during that Policy Year. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
     . Dollar cost averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
     . You may specify that transfers be made on the 1/st/ through the 28/th/ day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.
     . You can limit the number of transfers to be made, in which case the program will end when that number has been made as long as there are sufficient funds to make the number of transfers requested. Otherwise, the program will terminate on the transfer date when the amount remaining in the applicable Subaccount or the fixed account is less than $100 prior to a transfer.
     . Transfers made according to the dollar cost averaging program do not count in determining whether a transfer fee applies.

[ ]  SYSTEMATIC TRANSFER ENROLLMENT PROGRAM ("STEP program")

--------------------------------------------------------------------------------
You cannot transfer amounts from the STEP program to the fixed account.
--------------------------------------------------------------------------------

     The STEP program allows you to automatically transfer funds on a monthly basis from the systematic transfer account to any Subaccount. It allows you to use a dollar cost averaging concept to move your initial purchase payment from a fixed interest rate account into variable investment options within either a four-month or 12 month period, depending upon which time period you elect. You cannot transfer amounts from a STEP account to the fixed account. If you want to move funds from a fixed interest rate account into variable investment options over a longer time period using the same concept, then you should use the dollar cost averaging program. We may credit different interest rates to amounts in a systematic transfer account than to amounts in the other systematic transfer account or the fixed account.

     STEP Program Rules:

     .    The STEP program is free.
     . Can only be selected on the initial application, for amounts transferred into the Policy pursuant to an Internal Revenue Code
          Section 1035 exchange or an IRA rollover or transfer, or for subsequent purchase payments only if there is no current balance in the systematic transfer account.
     . Must have at least $5,000 in a systematic transfer account to begin the program.
     .    You may only participate in one systematic transfer account, not both.
     . Amount transferred each month must be at least an amount sufficient to transfer the entire amount out of the systematic transfer account in either four or 12 equal monthly payments.
     .    Transfers must be at least $50 per Subaccount.
     . Upon receipt of funds by Section 1035 exchange or for an IRA rollover or transfer, the four or 12 monthly payment requirement is restarted and the minimum monthly transfer amount is recalculated.
     .    Cannot begin before the end of the Policy's "right to examine" period.
     . You may specify transfers be made on the 1/st/ through the 28/th/ day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, the transfers will be made on the next Business Day). If you do not select a start date, the STEP program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.
     .    No transfers may be made into the systematic transfer account.
     . All funds remaining in the systematic transfer account on the date of the last monthly transfer will be transferred to the Subaccounts in a pro rata amount consistent with your allocation instructions.
     . The STEP program ends the earlier of the date when all amounts in the systematic transfer account have been transferred or the date of the last monthly STEP program transfer.

[ ]  ASSET ALLOCATION PROGRAM

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The asset allocation program does not protect against a loss, and might not achieve your goal.
--------------------------------------------------------------------------------

     The asset allocation program allows you to allocate purchase payments and Accumulation Value among designated Subaccounts and the fixed account. You can specify your own desired allocation instructions, or you can choose to use one of the five asset allocation models outlined below. The fixed rate options are not included in this program.

     Asset Allocation Program Rules:

     .    The asset allocation program is free.
     . You must request the asset allocation program in the Policy application or by Written Notice or an authorized telephone transaction.
     . Changed instructions, or a request to end this program, must also be by Written Notice or an authorized telephone transaction.
     . You must have at least $10,000 of Accumulation Value to begin the asset allocation program.
     . Transfers made pursuant to this program do not count in determining whether a transfer fee applies.
     . The asset allocation program will automatically rebalance your value in the Subaccounts to the model you select on an annual basis, unless you designate semiannual or quarterly rebalancing. Your value in the Subacounts will be rebalanced to the then-current version of the model in effect.

     . We will not change the investment portfolios that are included in a model unless the investment portfolio is no longer available. You will be notified and have an opportunity to elect the revised model if an investment portfolio is changed. If you do not elect to participate in the revised model, your funds will be transferred to the Federated Prime Money Fund II.


          The asset allocation program does not protect against a loss, and may not achieve your goal.

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                                                    ASSET ALLOCATION MODELS
                                                       CURRENT ALLOCATIONS
--------------------------------------------------------------------------------------------------------------------
                                           Principal        Portfolio         Income       Capital        Equity
                                           Conserver        Protector         Builder    Accumulator     Maximizer
                                         (conservative)    (moderately      (moderate)   (moderately    (aggressive)
                Portfolio                      %          conservative) %       %        aggressive)%        %
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500                               20                15           15              15            15
MFS Capital Opportunities Series                      0                 5           10              15            20
Pioneer Mid-Cap Value VCT                             0                 5           10              15            20
T. Rowe Price Equity Income                           0                 5           10              15            20
T. Rowe Price International Stock                     0                10           15              15            20
T. Rowe Price Limited-Term Bond                      50                30            0               0             0
Van Kampen UIF Emerging Markets Equity                0                 0            0               5             5
Van Kampen UIF Core Plus Fixed Income                30                30           40              20             0
--------------------------------------------------------------------------------------------------------------------





[ ]  REBALANCING PROGRAM

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The rebalancing program does not protect against a loss, and otherwise is not guaranteed to achieve your goals.
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     The rebalancing program allows you to rebalance part or all of your Accumulation Value among designated Subaccounts and the fixed account pursuant to your instructions on a quarterly, semiannual, or annual basis. Rebalancing utilizes your allocation instructions in effect at the end of any STEP program period. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

     Rebalancing Program Rules:

     .    The rebalancing program is free.
     . You must request the rebalancing program and give us your rebalancing instructions by Written Notice or an authorized telephone transfer.
     . Changed instructions, or a request to end this program must be by Written Notice.
     . You must have at least $10,000 of Accumulation Value to begin the rebalancing program.

     .    You may have rebalancing occur quarterly, semiannually or annually
     . Transfers made pursuant to this program do not count in determining whether a transfer fee applies.

The rebalancing program does not protect against a loss and may not achieve your investment goals.

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IMPORTANT POLICY PROVISIONS

     The Ultrannuity//(R)// Series V Policy is a flexible purchase payment variable deferred annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as you live. In addition, if you die before those payments begin, the Policy will pay a death benefit to your Beneficiary. Some key rights and benefits under the Policy are summarized in this Prospectus; however, you must refer to the Policy for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid under an annuity payout option or as a death benefit.


[ ]  POLICY APPLICATION AND PURCHASE PAYMENTS

     Applications for the Ultrannuity//(R)// Series V Policy are no longer accepted.


     Purchase Payment Requirements

     Your purchase payment checks should be made payable to "Companion Life Insurance Company." We may postpone crediting any payment made by check to your Policy's Accumulation Value until your bank has honored the check. Payment by certified check, banker's draft, or cashier's check will be promptly applied. We may also postpone crediting any purchase payment until your allocation instructions are in good order. Under our electronic funds transfer program, you may select a monthly payment schedule for us to automatically deduct purchase payments from your bank account or other sources. We reserve the right to change the following purchase payment requirements.




     Additional Purchase Payments:

     - Must be at least $500; $100 if payments are made via our electronic fund transfer program.
     - Will not be accepted on or after the sooner of (i) the Policy anniversary following your 83/rd/ birthday or (ii) your Annuity Starting Date.

     Allocating Your Purchase Payments

     You must allocate your purchase payments to one or more of the variable investment or the fixed rate options. The allocations in your Policy application will be used for additional purchase payments until you change your allocation. If you do not specify any allocation, we will not accept your purchase payment.

     -    Allocations must be in whole percentages, and total 100%.
     - The minimum allocation amount is $500 (or $100 for electronic funds transfer amounts).
     - You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to payments received on or after the date we receive your Written Notice or authorized telephone transaction.
     - All purchase payments will be allocated pursuant to your instructions on record with us, except your initial purchase payment and any additional purchase payments received during your Policy's "right to examine" period may be subject to special requirements.
     - We will allocate your initial purchase payment to your selected Subaccounts on the date of issue of the Policy.

[ ]  ACCUMULATION VALUE

     On your Policy's date of issue, the Accumulation Value equals the initial purchase payment. On any Business Day thereafter, the Accumulation Value equals the sum of the Policy's values in the Variable Account and the fixed rate options. The Policy's Accumulation Value is expected to change from day to day, reflecting the expenses and investment experience of the selected investment portfolios (and interest earned in the fixed rate options) as well as the Policy's deductions for charges.

     Variable Account Value

     The Policy's value in the Variable Account equals the sum of the Policy's Accumulation Values for each Subaccount. The Accumulation Value for each Subaccount equals:

          (a) the current number of Accumulation Units in the Subaccount for the Policy; multiplied by
          (b)  the current Accumulation Unit value.

     A net purchase payment, withdrawal or transfer allocated to a Subaccount is converted into Accumulation Units by dividing the dollar amount by the Accumulation Unit value for the applicable Subaccount for the day during which the net purchase payment or transfer is allocated to or cancelled from the Subaccount. The Accumulation Unit value may increase or decrease from one day to the next.

     The Accumulation Unit value for a Subaccount on any Business Day is calculated as follows:

          (a) The net asset value per share of the applicable investment portfolio multiplied by the number of shares held in the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b) the cumulative unpaid charge for the mortality and expense risk charge and administrative expense charge; minus
          (c) any applicable charge for federal and state income taxes, if any; the result divided by
          (d) the total number of Accumulation Units held in the Subaccount on that date, before the purchase or redemption of any Accumulation Units on that day.

     Positive investment experience of the applicable portfolio will increase the Accumulation Unit values and negative investment experience will decrease the Accumulation Unit values. Expenses and deductions will have a negative effect on unit values.

     Fixed Account Value

     The Accumulation Value of the fixed account on any Business Day equals:

          (a) the accumulation value at the end of the preceding Business Day; plus
          (b) any net purchase payments credited since the end of the previous Business Day; plus
          (c) any transfers from the Subaccounts credited to the fixed account since the end of the previous Business Day; minus
          (d) any transfers from the fixed account to the Subaccounts since the end of the previous Business Day; minus (e) any partial withdrawal and withdrawal charge taken from the fixed account since the end of the previous Business Day; plus
          (f)  interest credited on the fixed account balance.

     Systematic Transfer Account Value

     The Accumulation Value of the systematic transfer account on any Business Day equals:

          (a)  the value at the end of the previous Business Day; plus
          (b) any purchase payments credited since the preceding Business Day; minus
          (c) any partial withdrawal, withdrawal charge and expenses taken from the systematic transfer account since the end of the preceding Business Day; minus
          (d) transfers from the systematic transfer account to the Subaccounts since the end of the preceding Business Day; plus
          (e)  interest credited on the systematic transfer account balance.

[ ]  TELEPHONE TRANSACTIONS

     Telephone Transactions Permitted

     .    Transfers.
     .    Partial withdrawals of $10,000 or less by you.
     .    Change of purchase payment allocations.

     Telephone Transaction Rules:

     . Only you may elect. Do so on the Policy application or by prior Written Notice to us.
     . Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next Business Day.
     .    Will be recorded for your protection.
     . For security, you must provide your Social Security number and/or other identification information.
     .    May be discontinued at any time as to some or all Owners.
     . For any transaction that would reduce or impair the death benefit, consent from any irrevocable beneficiary is required.

     We are not liable for following telephone transaction instructions we reasonably believe to be genuine. Any Owner individually can make telephone transactions, even if there are joint Owners.

[ ]  DEATH OF ANNUITANT

     If the Annuitant is an Owner or joint Owner, the death of the Annuitant will be treated as the death of an Owner.

     If the Annuitant is not an Owner, and the Annuitant dies before the Annuity Starting Date, you may name a new Annuitant if such Owner is not a corporation or other non-individual or if such Owner is the Trustee of an Internal Revenue Code Section 401(a) retirement plan. If you do not name a new Annuitant, you will become the Annuitant.

     If the Annuitant is not an Owner and the Annuitant dies on or after the Annuity Starting Date, we will pay you any remaining guaranteed annuity payments.

[ ]  DELAY OF PAYMENTS

     We will usually pay any amounts from the Variable Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

     We may defer payments of partial withdrawals or a cash surrender from the fixed account for up to six months from the date we receive your Written Notice. We reserve the right to delay payments of partial withdrawals or a cash surrender from both the Variable Account and the fixed account until all of your purchase payment checks have been honored by your bank.

[ ]  MINOR OWNER OR BENEFICIARY

     A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary payments to the minor's trustee or guardian. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

[ ]  POLICY TERMINATION

     We may cancel your Policy upon 60 days' notice to you if the Accumulation Value falls below $500. This cancellation would be a full surrender of the Policy. Upon Policy termination, a withdrawal charge may apply.

--------------------------------------------------------------------------------
EXPENSES

     The charges and fees described below compensate us for our expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the investment options and the Policy. Except where stated otherwise, charges and fees shown are the maximum we will charge, and some actual expenses may be less. These charges and fees will reduce the value of your Policy and the return on your investment. Each Series Fund also deducts expenses from each portfolio; those expenses are described in each investment portfolio prospectus.

[ ]  WITHDRAWAL CHARGE

------------------------------------------------------------------------
Years Since Receipt of Purchase Payment   1   2   3   4   5   6   7   8+
------------------------------------------------------------------------
Applicable Withdrawal Charge Percentage   7%  6%  5%  4%  3%  2%  1%   0%
------------------------------------------------------------------------

     ----------------------------------------------------------------------
     We determine the amount of the withdrawal charge by multiplying the amount of each purchase payment withdrawn by the applicable withdrawal charge percentages. The oldest purchase payment is considered to be withdrawn first; the next oldest purchase payment is considered to be withdrawn next, and so on (this is a "first-in, first-out" procedure). All purchase payments are deemed to be withdrawn before any earnings.
     ----------------------------------------------------------------------

     We will deduct a withdrawal charge, expressed as a percentage of any purchase payment surrendered or withdrawn, upon a full surrender or partial withdrawal, except as provided below. A withdrawal charge may also be deducted on the Annuity Starting Date from amounts applied to provide annuity payments. This charge partially covers our distribution expenses, including commissions and other promotional expenses. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of a partial withdrawal you request plus the withdrawal charge is deducted from the Accumulation Value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the fixed account and the systematic transfer account on a pro rata basis, unless you instruct us otherwise.

     The withdrawal charge will not apply:

     (a)  to a death benefit paid under the Policy;
     (b) to any amounts available for withdrawal under the Free Partial Withdrawal provision below;
     (c)  when a withdrawal charge waiver is available, as described below;
     (d) to a qualified plan required minimum distribution amount which is based solely on the Accumulation Value of this Policy; or
     (e) for qualified plans, to amounts you paid in excess of the allowable tax deduction that we refund to you.

     The withdrawal charge will not cover our cost of distributing the Policies. Any deficiency is met from our general funds, including amounts derived from the mortality and expense risk charge (described below).

     Free Partial Withdrawals

     Each Policy Year, you can withdraw up to 15% of Accumulation Value without incurring a withdrawal charge. This "free withdrawal amount" is based on the Accumulation Value at the time of the first withdrawal each Policy Year. Additional limits apply to withdrawals from the fixed account. A withdrawal charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy Anniversary to provide lifetime annuity payments under payout option 4 (but it does apply to proceeds placed under any other payout options).

     Withdrawal Charge Waivers

     We will waive the withdrawal charge upon partial withdrawals and surrenders while you are permanently totally disabled. Totally disabled means you are unable to work at any job for renumeration or profit for which you have been trained and the disability has continued for at least six months. We may require proof of such disability. Proof of continued disability may be required through the date of any partial withdrawal or surrender. We reserve the right to have any Owner claiming such disability examined by a licensed physician of our choice and at our expense.

     The disability waiver is not available if any Owner is age 65 or older on the date of withdrawal.

[ ]  MORTALITY AND EXPENSE RISK CHARGE

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1.00% annual rate, deducted daily from the Policy's net assets in the Variable Account.
--------------------------------------------------------------------------------
     We impose a daily charge to compensate us for the mortality and expense risks we have under the Policy. This charge is equal to an annual rate of 1.00% of the value of the Policy's net assets in the Variable Account, and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount.

     Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Starting Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy.

     Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

     If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is profit to us. We expect a profit from this charge. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general corporate assets, which may include amounts, if any, derived from this mortality and expense risk charge.

[ ]  ADMINISTRATIVE CHARGES

Policy Fee       $30 deducted annually for each Policy with Accumulation Value of $50,000 or less. The Policy fee will not be deducted from any Policy with Accumulation Value of more than $50,000.
--------------------------------------------------------------------------------
Administrative   0.20% annual rate, deducted daily from the net assets of each
Expense Charge   Subaccount.

     These charges help cover our cost to administer your Policy and will not increase.

     We deduct a Policy Fee of $30 from your Policy's value in the Variable Account on the last Business Day of each Policy Year prior to the Annuity Starting Date (and upon a complete surrender). This fee is levied by canceling Accumulation Units. The Policy fee is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account. This fee is waived if your Policy's Accumulation Value exceeds $50,000 on the last Business Day of the applicable Policy Year. This fee is also waived for employees of ours or our affiliated Mutual of Omaha Companies.

     We also deduct a daily charge to compensate us for the expenses that we incur to administer your Policy. This administrative expense charge is equal to an annual rate of 0.20% of the value of the Policy's assets in the Variable Account and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount. The administrative expense charge is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account.

[ ]  TRANSFER FEE

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$10 per Subaccount transfer after 12 free transfers each Policy Year.
--------------------------------------------------------------------------------

     The first 12 transfers from Subaccounts are free. A transfer fee of $10 may be imposed for any transfer in excess of 12 per Policy Year. The transfer fee is deducted from the amount transferred on the date of the transfer. There is no fee for transfers from the fixed account, but only one transfer from the fixed account can be made per Policy Year (unless you have elected the dollar cost averaging program). Simultaneous requests are treated as a single request. We will not impose the fee for transfers that are not the result of your request. Dollar cost averaging, the STEP program, asset allocation and rebalancing program transfers do not count toward the 12 free transfers. See the sections of this Prospectus describing those programs for the rules of each program.

[ ]  TAXES

--------------------------------------------------------------------------------
Currently, NONE.
--------------------------------------------------------------------------------

     No charges are currently made for taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Variable Account.

[ ]  OTHER EXPENSES; INVESTMENT ADVISORY FEES

--------------------------------------------------------------------------------
See the INTRODUCTION AND SUMMARY section and each Series Fund's prospectus.
--------------------------------------------------------------------------------

     Each investment portfolio is responsible for its own expenses. The net asset value per share for each portfolio reflects deductions for investment advisory fees and other expenses. These charges are disclosed in each investment portfolio's prospectus which accompanies this Prospectus. These charges could be higher or lower in the future.

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POLICY DISTRIBUTIONS

     There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Starting Date. Taxes, tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Starting Date. Your Policy also provides several kinds of death benefits that may be paid upon your death prior to the Annuity Starting Date. All or part of a death benefit may be taxable.

[ ]  WITHDRAWALS

Withdrawals may be subject to:
     -    Income Tax
     -    Penalty Tax
     -    Withdrawal Charge

     You may withdraw all or part of your Policy's Cash Surrender Value prior to the Annuity Starting Date. Amounts withdrawn, except for "free" partial withdrawals described below, are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all your rights in the Policy end. Surrender requires you to return your Policy to us.

     Free Partial Withdrawals

     Each Policy Year you may withdraw up to 15% of your Policy's Accumulation Value, calculated as of the date of the first withdrawal that year, without deduction of a withdrawal charge (additional limits apply to withdrawals from the fixed account). The 15% amount is determined when the first withdrawal is made during the applicable year; additional purchase payments contributed later in that Policy Year or on the date of your request are not included in determining the 15% amount.

     Systematic Withdrawal Plan

     The systematic withdrawal plan allows you to automatically withdraw payments of a predetermined dollar amount or fixed percentage of Accumulation Value from a specified investment option monthly, quarterly, semiannually or annually. Although this plan closely resembles annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

     Withdrawal Rules:

     . Withdrawals must be by Written Notice or authorized telephone transaction. The "Request for Systematic Withdrawal Plan" form must specify a date for the first payment, which must be at least 30 but not more than 90 days after the form is received by us.
     . Withdrawals are made first from Policy earnings, then as a return of purchase payments.
     . Minimum withdrawal is $500 from any investment option ($100 for the systematic withdrawal plan).
     . Any partial withdrawal must leave an Accumulation Value of at least $500. If less than $500 remains in an investment option, we will treat your withdrawal request as a full withdrawal of that investment option.
     . No more than a pro rata amount (or 10% of the fixed account, whichever is less) may be withdrawn from the fixed account or systematic transfer account for any partial withdrawal. Withdrawals from the systematic transfer account will not affect the minimum monthly transfer amount from that account, so they will cause the total amount to be transferred to be completed in less time than originally anticipated. Only one withdrawal per year is allowed out of the fixed account.
     . Withdrawals result in cancellation of Accumulation Units from each applicable Subaccount and deduction of Accumulation Value from the fixed rate options in the ratio that the value of each such investment option bears to the Policy's total Accumulation Value (i.e., pro rata from each applicable investment option). If you do not specify which investment option(s) to take the withdrawal from, it will be taken from each investment option in the proportion that the Accumulation Value in each investment option bears to the Policy's total Accumulation Value.
     . Because a withdrawal charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Variable Account, the total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total purchase payments made.
     . Unless you give us Written Notice to not withhold taxes from a withdrawal, we must withhold 10% of the amount withdrawn to be paid as a federal tax.
     . Withdrawals may be restricted or prohibited for certain qualified policies.

[ ]  ANNUITY PAYMENTS

Annuity payments:

     -    may be fixed or variable;
     - may be subject to a withdrawal charge if made within 2 years of the last purchase payment.
     -    may be taxable, and if premature, subject to a tax penalty.

     A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) that you name. The level of annuity payments is determined by your Policy Accumulation Value, the Annuitant's sex (except where prohibited by law) and age, and the annuity payout option selected.

     Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy anniversary to provide lifetime annuity payments under annuity payout option 4. However, the withdrawal charge may apply to Accumulation Value placed under other annuity payout options.

     Annuity payees must be individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity payout option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

     Fixed Annuity Payments. Fixed annuity payments are based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher rate for payout options 1, 2, 3, or 6 (see below). Current immediate annuity rates for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983a mortality table, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us.

     Fixed annuity payments are available under all six annuity payout options. The amount of each fixed annuity payment is set and begins on the Annuity Starting Date, and does not change.

     Variable Annuity Payments. Variable annuity payments, other than the first, vary in amount depending upon the investment performance of the applicable Subaccounts.

--------------------------------------------------------------------------------
"Annuity Purchase Value" is the Accumulation Value on the Annuity Starting Date reduced by any applicable withdrawal charge, annual Policy fee and income taxes and penalty tax.
--------------------------------------------------------------------------------

     The first variable annuity payment amount is determined by applying the Annuity Purchase Value allocated to variable annuity payments to the annuity table applicable to the payout option chosen. The tables are determined from the 1983a mortality table with an assumed investment rate of 4%. If more than one Subaccount has been selected, the Annuity Purchase Value of each Subaccount is applied separately to the annuity table to determine the amount of the first annuity payment attributable to that particular Subaccount.

     Subsequent annuity payment amounts (after the first) are the sum of: the number of Variable Annuity Units for each Subaccount as determined for the first annuity payment multiplied by the value of a Variable Annuity Unit for that Subaccount 10 days prior to the date the variable annuity payment is due. This amount may increase or decrease from month to month. The number of Variable Annuity Units for each Subaccount is calculated by dividing the dollar amount of the first payment attributable to that Subaccount by the annuity unit value as of the date the amount of the first payment is calculated.

     If the net investment return of a Subaccount for a payment period is equal to the pro rated portion of the assumed investment rate, the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the assumed investment rate for a payment period, the payment for that period will be greater than the payment for the prior period. To the extent that such return for a period falls short of the assumed investment rate, the payment for that period will be less than the payment for the prior period.

     Only annuity payout options 2, 4 and 6 are available for variable annuity payments.

     Annuity Starting Date

     You select the Annuity Starting Date by completing an election form that you can request from us at any time. This date may not be any earlier than the second Policy anniversary. This date may be as late as the Annuitant's 90/th/ birthday. Tax-qualified Policies may require an earlier Annuity Starting Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Starting Date.

     Transfers after the Annuity Starting Date

--------------------------------------------------------------------------------
Only 4 transfers are allowed each Policy Year after the Annuity Starting Date.
--------------------------------------------------------------------------------

     After the Annuity Starting Date, you may transfer amounts applied to variable annuity payments from one Subaccount to another or to the fixed account. Transfers are based on the Variable Annuity Unit values for the Business Day during which we receive your transfer request. A designated number of Variable Annuity Units of the designated Subaccount(s) is exchanged for another Subaccount(s)' Variable Annuity Units, the value of which is such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the exchange.

     Selecting an Annuity Payout Option

--------------------------------------------------------------------------------
The longer the guaranteed or projected annuity payout option period, the lower the amount of each annuity payment.
--------------------------------------------------------------------------------

     You choose the annuity payout option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice that we receive at least 30 days before the Annuity Starting Date. If no selection is made by then, annuity payments will be made under payout option 4 providing lifetime income with payments guaranteed for 10 years. We may pay your Policy proceeds in one sum if they are less than $2,000, or when the payout option chosen would result in periodic payments of less than $20.

     If you die before the Annuity Starting Date (and the Policy is in force), your Beneficiary may elect to receive the death benefit under one of the annuity payout options (unless applicable law or a settlement agreement dictates otherwise).

     Annuity Payout Options

     Unless you elect a payout option with a guaranteed period or payment amount (described below), it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc.

     Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

     The following annuity payout options are currently available:

1) Proceeds Held on Deposit at Interest. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

2) Income of a Specified Amount. Proceeds are paid in monthly installments of a specified amount over at least a five-year period until proceeds, with interest, have been fully paid.

3) Income for a Specified Period. Periodic payments of proceeds are paid for the number of years chosen. If no other frequency is selected, payments will be made monthly. A table in the Policy illustrates monthly incomes for each $1,000 of proceeds, which include interest.

4) Lifetime Income. Proceeds are paid as monthly income during the Annuitant's life. The amount of the monthly income annuity payment will be an amount computed using either the Lifetime Monthly Income Table set forth in the Policy (based on the 1983a mortality table) or, if more favorable to the payee, our then current lifetime monthly income rates for payment of proceeds. If a variable payout option is chosen, all variable annuity payments, other than the first variable annuity payment, will vary in amount according to the investment performance of the applicable variable investment options.

     Guarantees available for the Lifetime Income Option.

          Guaranteed Period - An amount of monthly income is guaranteed for a specified number of years, and thereafter as long as the Annuitant lives.

          Guaranteed Amount - An amount of monthly income is guaranteed until the sum of the payments equal the proceeds placed under the option and as long after that as the Annuitant lives.

5)   Lump-Sum. Proceeds are paid in one sum.

6) Alternative Schedules. We may be able to accommodate making annuity payments under other options, including joint and survivor periods. Contact us for more information.

[ ]  DEATH BENEFITS

     We will pay the death benefit after we receive necessary documentation of an Owner's death, or as soon thereafter as we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity payout option (including a lump-sum payment) to the extent allowed by applicable law (see "IRS Required Distributions," below) and any settlement agreement in effect at your death. If the Beneficiary does not make an annuity payout option election within 60 days of our receipt of Due Proof of Death regarding your death, we will issue a lump-sum payment to the Beneficiary.

     If an Owner of the Policy is a corporation, trust or other nonindividual, we treat the primary Annuitant as an Owner for purposes of determining payment of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy.

     If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as an Owner's death.

     If the Annuitant is not an Owner and the Annuitant dies before the Annuity Starting Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

A death benefit is payable upon:
     -    the Policy currently is in force;
     -    receipt of Due Proof of Death of the first Owner to die;
     -    election of an annuity payout option (or lump-sum payment); and
     -    proof that such Owner died before annuity payments begin.

"Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

     Standard Death Benefit

     If you or a joint Owner dies before the Annuity Starting Date (and the Policy is in force), the Policy will terminate, and we will pay a death benefit to your Beneficiary. If the Beneficiary is the surviving spouse of the Owner, the spouse may either receive the death benefit and the Policy will terminate, or the spouse can continue the Policy in force as the Owner. The death benefit equals the greater of:

(1) your Policy's Accumulation Value (without deduction of a withdrawal charge) on the later of the Business Day on which we receive Due Proof of Death or an annuity payout option is elected; or
(2)  the sum of net purchase payments reduced by partial withdrawals.

     If you or a joint Owner dies on or after the Annuity Starting Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid at least as rapidly as under the annuity payout option then in effect.

     Beneficiary

     When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

     You may change your Beneficiary by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable, you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interests, they will share equally.

     If there are joint Owners, the surviving joint Owner will be deemed the Beneficiary, and the Beneficiary named in the Policy application or as subsequently changed will be deemed the contingent Beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent Beneficiary.

     If the Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

     If the named Beneficiary dies before you, then your estate is the Beneficiary until you name a new Beneficiary.

     IRS Required Distribution

     Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Starting Date, then the entire value of your Policy must be distributed within five years of your death. Therefore, any death benefit must be paid within five years after your death. The five-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies.

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FEDERAL TAX MATTERS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax considerations relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you take a distribution from the Policy. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a "Qualified Policy." If your annuity is independent of any formal retirement or pension plan, it is termed a "Nonqualified Policy." The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

[ ]  TAXATION OF NONQUALIFIED POLICIES

     If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Policy, the taxpayer generally must include in income any increase in the excess of the Accumulation Value over the investment in the Policy (generally, the purchase payments paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner should discuss these with a tax adviser.

     The following discussion generally applies to Policies owned by natural
     -----------------------------------------------------------------------
persons.
-------

..    Withdrawals. When a withdrawal from a Nonqualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the Owner's investment in the Policy (generally, the purchase payments paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. In the case of a surrender under a Nonqualified Policy, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Policy.

..    Penalty Tax on Certain Withdrawals. In the case of a distribution from a
Nonqualified Policy, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

     -  made on or after the taxpayer reaches age 59 1/2;
     -  made on or after an Owner's death;
     -  attributable to the taxpayer's becoming disabled; or
     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Policy. You should consult a tax adviser with regard to exceptions from the penalty tax.

..    Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

..    Lump Sum Payments and Proceeds Held on Deposit. Annuity payment amounts that are received as a lump sum payment or held on deposit are taxed in the same manner as a surrender of the Policy. In addition, any interest credited to an amount held on deposit is taxed currently as ordinary income.

..    Taxation of Death Benefit Proceeds. Amounts may be distributed from the
Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

..    Tax Shelter Regulations. Prospective owners should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

..    Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

..    Transfers, Assignments or Exchanges of a Policy. A transfer or assignment of ownership of the Policy, the designation of an Annuitant, the selection of certain Annuity Starting Dates, or the exchange of the Policy may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax adviser as to the tax consequences.

..    Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

..    Multiple Policies. All Non-Qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

..    Further Information. We believe that the Policy qualifies as an annuity contract for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policy." .

[ ]  TAXATION OF QUALIFIED POLICIES

     The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law. Also, you may wish to consult a tax and/or financial adviser regarding the use of the Policy within a qualified or other retirement plan, since the purchase of a Policy to fund a tax qualified retirement account does not provide any additional tax-deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees and asset allocation models that many retirement plans do not provide.

..    Individual Retirement Accounts (IRAs), as defined in Section 408 of the
Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $3,000 or the amount of the owner's taxable compensation for the year. The contributions may be deductible in whole or in part, depending on the individual's adjusted gross income and whether the individual is an active participant in certain types of other retirement plans. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 591/2, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision in the Policy comports with IRA qualification requirements.


..    Roth IRAs, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 591/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from a Roth IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


..    Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant, or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

..    Tax-Sheltered Annuities under Section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a policy that will provide an annuity for the employee's retirement. The Policy will only accept transfers from an existing tax-sheltered annuity contract, and will not accept direct payments of salary reduction contributions. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in a tax-sheltered annuity.

..    Other Tax Issues. Qualified Policies have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.

     Distributions from Qualified Policies generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Eligible rollover distributions" from Section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

[ ]  POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

     We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

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MISCELLANEOUS

[ ]  DISTRIBUTOR OF THE POLICIES

     Mutual of Omaha Investor Services, Inc. ("MOIS"), Mutual of Omaha Plaza, Omaha Nebraska 68175, is the principal underwriter of the Policies. Like us, MOIS is an affiliate of Mutual of Omaha Insurance Company. MOIS enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and may also be licensed as insurance agents to sell variable annuities. MOIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to a distributor may be up to 7.5% of purchase payments. We may also pay other distribution expenses such as renewal fees and production incentive bonuses, including non-cash awards. These distribution expenses do not result in any charges under the Policy that are not described under the Expenses section of the Prospectus.

[ ]  SALES TO EMPLOYEES

     Certain distribution costs and other fees may be waived for Policies owned by employees of Companion and our affiliates. We may increase the Accumulation Value of a Policy purchased by such employees to the extent of the distribution costs that are waived.

[ ]  VOTING RIGHTS

     As required by law, we will vote Series Fund shares held by the Variable Account at regular and special shareholder meetings of the Series Funds pursuant to instructions received from persons having voting interests in the Series Funds. The Series Funds may not hold routine annual shareholder meetings.

     As a Policy Owner, you may have a voting interest in the Series Fund portfolios you are invested in. You will receive proxy material, reports, and other materials relating to each Series Fund in which you have voting interests.

[ ]  DISTRIBUTION OF MATERIALS

     We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box in accordance with the rules of the Securities and Exchange Commission.

[ ]  LEGAL PROCEEDINGS

     As of the date of this Prospectus, there are no legal proceedings affecting the Variable Account, or that are material in relation to our total assets.

[ ]  USA PATRIOT ACT NOTICE

     The USA Patriot Act requires financial institutions to notify their customers that the financial institution is required to collect information in order to verify the identity of the owner(s) of any policy or account. In order to satisfy our "Customer Identification Verification" obligation, we may require you to provide us with documents and information necessary to verify your identity. This verification process may include the use of third-party sources to verify the information provided to us.

[ ]  PRIVACY NOTICE

     We are obligated by law to provide you with our privacy notice on an annual basis. Our current privacy notice appears on the succeeding four pages.

                              MUTUAL OF OMAHA
                    PRIVACY NOTICE-PERSONAL INFORMATION
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This Privacy Notice applies to the Personal Information of customers of the Mutual of Omaha companies. The companies include:
..  Mutual of Omaha Insurance Company
..  Mutual of Omaha Investor Services, Inc.
..  Mutual of Omaha Marketing Corporation
..  United of Omaha Life Insurance Company
..  United World Life Insurance Company
..  Companion Life Insurance Company
..  Exclusive Healthcare, Inc.
..  Omaha Property and Casualty Insurance Company
..  Mutual of Omaha Structured Settlement Company, Inc.
..  Mutual of Omaha Structured Settlement Company of New York, Inc.

This Notice applies to our current as well as former customers regardless of their state of residency unless otherwise specifically indicated in this Notice.

                        Why You Are Receiving This Notice

The federal Financial Services Modernization Act and state privacy laws require us to send you an annual Notice. This Notice describes how we collect, use, and protect the Personal Information you entrust to us. Depending on the type of products you have with us, you may also receive a privacy notice required by a federal law which relates to the privacy of your medical information. That notice is titled "Privacy Notice -- Medical Information". Except as permitted or required by law, and as described in the "Privacy Notice -- Medical Information", we do not disclose your medical information.

                              Personal Information

Personal Information means information that we collect about you such as name, address, Social Security number, income, marital status, employment and similar personal information.

                             Information We Collect

In the normal course of business we may collect Personal Information about you from:
..  Applications or other forms we receive from you.
..  Your transactions with us, such as your payment history.
..  Your transactions with other companies.
..  Mutual of Omaha websites (such as that provided through online forms, site visitor data and online information collecting devices known as "cookies").
..  Other sources (such as motor vehicle reports, government agencies and medical information bureaus).
..  Consumer-reporting agencies.

                            Your Personal Information

Sharing Within Mutual of Omaha

The law allows us to share much of your Personal Information among the Mutual of Omaha companies for many uses including the marketing of our own products. We may do so without your prior authorization, and the law does not allow you to restrict the sharing. The type of information we share could include:
..  Your name.
..  Your income.
..  Your Social Security number.
..  Other identifying information you give us.
..  Your transactions with us, such as your payment history.

We do not share your medical information, except to the extent we are required or permitted to under federal or state law.

                               YOUR PRIVACY CHOICE

Note: If you have already instructed us to not share your Personal Information or information about your creditworthiness, it is not necessary to respond again. Your request will remain on file with us until you request a change.
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Sharing With Third Parties: For All Customers Except Residents of Minnesota, New Mexico and Vermont

If you are a resident of any state except Minnesota, New Mexico or Vermont, we may share your Personal Information with third parties outside the Mutual of Omaha companies, such as banks and credit card companies. We do so to inform you about other products or services we or other companies offer that may interest you. We may also share your Personal Information with third parties that we contract with to perform functions on our behalf.

We do not share your medical information, except to the extent we are required or permitted to under federal or state law.

                              Your Right to Choose

If you are a resident of any state except Minnesota, New Mexico and Vermont, you have the right to tell us to not share your Personal Information with third parties outside the Mutual of Omaha companies. Even if you tell us to not share your Personal Information with third parties, we may still disclose your Personal Information for those purposes that are required or permitted by law. For example:
..  To respond to a judicial process or government regulatory authority.
..  To process an insurance product or service that you request.
..  To maintain or service your account, such as paying a claim.
.. To allow third parties with whom we have contracted to perform insurance functions on our behalf.

If you tell us to not share your Personal Information with third parties outside Mutual of Omaha, that instruction will apply to all the products you have with Mutual of Omaha. If there are multiple owners of any insurance product or service, any one of you may request that we not share information on behalf of yourself and the other owners.

We will honor your instructions for as long as you are our customer and for as long thereafter as we keep information about you.

If you wish to tell us to not share your Personal Information with third parties outside Mutual of Omaha, please tell us by telephone at 1-800-522-6912.

Sharing With Third Parties: For Customers Who Are Residents of Minnesota, New Mexico and Vermont

If you are a resident of Minnesota, New Mexico or Vermont, the laws of these states prevent us from sharing Personal Information about you with third parties outside the Mutual of Omaha companies. Unless you authorize us to do so, we may not share certain of your Personal Information with third parties. Since the Mutual of Omaha companies do not share such information with third parties, we are not requesting your authorization.

Vermont law also requires us to inform our customers residing in Vermont of the methods by which you may exercise your right to authorize us to share your Personal Information with third parties. At such time as we might request your authorization, we will inform you of those methods.

However, even without your authorization, we may share your Personal Information with third parties in those circumstances where sharing is permitted or required by law. For example:
..  To respond to a judicial process or government regulatory authority.
..  To process an insurance product or service that you request.
..  To maintain or service your account, such as paying a claim.
.. To allow third parties with whom we have contracted to perform insurance functions on our behalf.

We do not sell names or other information about our Minnesota, New Mexico and Vermont customers to third parties for marketing purposes.

We do not share the medical information of our Minnesota, New Mexico or Vermont customers except to the extent we are required or permitted to under federal or state law.

Sharing of Certain Information About Your Creditworthiness: For All Customers Except Residents of Vermont

If you are a resident of any state except Vermont, we may share certain information about your creditworthiness among the Mutual of Omaha companies. We do so to make it easier to do business with us. It also lets us better match our products and services with your needs. For example, one of our insurance companies may share information with another of our insurance companies. Creditworthiness includes:
..  Your marital status.
..  Your income.
..  Your employment history.
..  Your credit history.
If we did not share this information among our companies, you might be required to provide identical information each time you apply for one of our products or services.
If you prefer us to not share this information, please tell us by telephone at 1-800-522-6912.

Sharing of Certain Information About Your Creditworthiness: For Customers Who Are Residents of Vermont

If you are a resident of Vermont and you have given us your written consent, we may share information about your creditworthiness among the Mutual of Omaha companies. We do so to simplify doing business with us and to better match our products and services to your needs. Creditworthiness includes:
..  Your marital status.
..  Your income.
..  Your employment history.
..  Your credit history.

If we did not share this information among our companies, you might be required to provide identical information each time you apply for one of our products or services.
We customarily request your written consent to the sharing of this information among our family of companies when you complete an application for one of our products or services. We will not share information about your creditworthiness without your prior written consent.

                         How We Protect Your Information

We restrict access to your Personal Information. It is given only to the employees of Mutual of Omaha and others who need to know the information to provide our insurance or financial services to you.
We have physical, electronic and procedural safeguards in place to make sure your Personal Information is protected. These safeguards follow legal standards and established security standards and procedures.

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                                 MUTUAL OF OMAHA
                            MONTANA PRIVACY ADDENDUM

The following additional information applies to residents of Montana.

                INFORMATION FROM INSURANCE-SUPPORT ORGANIZATIONS
Like most insurance companies, the Mutual of Omaha family of companies obtains personal information about applicants and policyholders from other organizations which are referred to as "insurance-support organizations".

These organizations furnish personal information about applicants and policyholders for use in a number of insurance transactions, such as underwriting and claims activity. These organizations may retain Personal Information about you and provide it to other persons or other companies.

                          YOUR RIGHTS UNDER MONTANA LAW
Under Montana law, you have the following rights regarding your Personal
Information:

Your Rights to Access Your Personal Information. Under Montana law, you have the right to access and obtain a copy of personal information which we have recorded about you. To exercise the right, you should:

..  Properly identify yourself with your full name and policy and/or account numbers.
..  Submit a written request to us for your personal information.
..  Generally describe the personal information you are requesting.

Within 30 days after the receipt of your request, we will inform you of the nature and substance of the personal information we have recorded about you. We may do so in writing, by telephone or other oral communication.

We will also provide a copy of your personal information to you within 30 days after the receipt of your request, as long as the information is reasonably locatable and retrievable by us.

We will also disclose to you the identity, if it was recorded, of those persons to whom we have disclosed your personal information in the 24-month period preceding the date of your request. In the unlikely event that the identity of the person to whom your personal information was disclosed was not recorded, we will provide you with a description of the types of persons to whom we normally disclose the type of personal information involved in your request.

We may charge you a nominal fee to provide you with copies of requested personal information. The fee will be calculated to allow us to recover our costs of providing the information to you.

Your Rights to Correct Your Personal Information. Montana law also gives you the right to correct, amend or delete personal information we may have recorded about you.

We will have 30 days after the receipt of such a request from you to act on it. Within that time, we will either take the action you request or notify you that we cannot do so. If we notify you that we cannot do so, we will:

..  Notify you in writing of our refusal to make the correction, amendment or deletion.
..  Give you the reasons for our refusal.
.. Inform you of your right to file a statement with the Montana Commissioner of Insurance about your disagreement with our action.

Disclosures of Your Medical Information. We are legally entitled in a limited number of circumstances to disclose medical information we may have about you. Under Montana law and upon written request to us, you are entitled to receive a record of disclosures of your medical records which we may make about you. If we do receive such a request from you, we will give you:

..  The name, address and institutional affiliation, if any, of each person receiving your medical information during the prior 3 years.
..  The date the person examined or received your medical information.
.. A description of the information disclosed, unless it would not be practical to provide such a description.

How to Exercise Your Rights. If you wish to exercise any of your rights under Montana law as provided for in this notice, please write to us at:

                    Mutual of Omaha
                    Attn. Privacy Notice
                    Mutual of Omaha Plaza
                    Omaha, NE  68175-0001

When you write to us, please provide us with your full name, complete address and your policy and/or account numbers.

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          DO YOU HAVE QUESTIONS?

               If you have questions about your Policy or this Prospectus, you may contact your agent or broker who gave this Prospectus to you, or you may contact us at: COMPANION LIFE, Variable Product Services, P.O. Box 3664, Omaha, Nebraska 68103-0664. Telephone 1-800-494-0067.
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STATEMENT OF ADDITIONAL INFORMATION

     You may obtain, at no cost, a Statement of Additional Information which contains more details concerning the disclosures in this Prospectus by contacting us. You may also access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours).

     Here is the table of contents to our Statement of Additional Information:


          Contents                                                       Page(s)
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The Policy - General Provisions                                             2
   Owner and Joint Owner
   Entire Contract
   Deferment of Payment and Transfers
   Incontestability
   Misstatement of Age or Sex
   Nonparticipating
   Assignment
   Evidence of Age or Survival
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Federal Tax Matters                                                        3-4
   Tax Status of the Policy
   Taxation of Companion Life
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State Regulation of Companion                                               4
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Administration                                                              4
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Records and Reports                                                         4
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Distribution of the Policies                                                4
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Custody of Assets                                                           5
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Other Information                                                           5
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Financial Statements                                                        5
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                       STATEMENT OF ADDITIONAL INFORMATION

                      ULTRANNUITY SERIES V VARIABLE ANNUITY
                      -------------------------------------

                Issued through: COMPANION LIFE SEPARATE ACCOUNT C

          Offered by: COMPANION LIFE INSURANCE COMPANY ("we, us, our")

                   303 Merrick Road, Lynbrook, New York 11563
            Service Office: P.O.Box 3664, Omaha, Nebraska 68108-0664

                                   ----------


     This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Ultrannuity Series V Variable Annuity Policy (the "Policy"). You may obtain a copy of the Prospectus dated May 1, 2004 by calling 1-800-494-0067 or by writing to us at: Companion Life, Variable Product Services, P.O. Box 3664, Omaha, Nebraska 68103-0664. Terms used in the current Prospectus for the Policy have the same meaning in this Statement of Additional Information.


--------------------------------------------------------------------------------
          This Statement of Additional Information is not a prospectus.
   You should read it only in conjunction with the prospectuses for the Policy and the Series Funds.
--------------------------------------------------------------------------------

Dated: May 1, 2004


          Contents                                                       Page(s)
--------------------------------------------------------------------------------
The Policy - General Provisions                                            2-3
   Owner and Joint Owner
   Entire Contract
   Deferment of Payment and Transfers
   Incontestability
   Misstatement of Age or Sex
   Nonparticipating
   Assignment
   Evidence of Age or Survival
--------------------------------------------------------------------------------
Federal Tax Matters                                                        3-4
   Tax Status of the Policy
   Taxation of Companion Life
--------------------------------------------------------------------------------
State Regulation of Companion                                               4
--------------------------------------------------------------------------------
Administration                                                              4
--------------------------------------------------------------------------------
Records and Reports                                                         4
--------------------------------------------------------------------------------
Distribution of the Policies                                                4
--------------------------------------------------------------------------------
Custody of Assets                                                           5
--------------------------------------------------------------------------------
Other Information                                                           5
--------------------------------------------------------------------------------
Financial Statements                                                        5
--------------------------------------------------------------------------------


     The following provides additional information about us and the Policy that may be of interest to you and is not addressed in the Prospectus.

                         THE POLICY - GENERAL PROVISIONS
                         -------------------------------
Owner and Joint Owner
---------------------

     While you are alive, only you may exercise the rights under the Policy. You may change the Owner of the Policy as described below under "Assignment." If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Annuitant is other than the Owner, the Annuitant has no rights under the Policy.

Entire Contract
---------------

     The entire contract is the Policy, as well as the data page, any riders, endorsements or amendments to the Policy and the signed application, a copy of which will be attached to the Policy. All statements made in the application are deemed representations and not warranties. No statement, unless it is in the application, will be used by us to contest the Policy or deny a claim.

     Any change of the Policy and any riders requires the consent of our authorized officer. No agent or registered representative has authority to change or waive any provision of the Policy.

     We reserve the right to amend the Policy to meet the requirements of, or take advantage of, the Internal Revenue Code, regulations or published rulings. You can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

Deferment of Payment and Transfers
----------------------------------

     We will usually pay any amounts payable from the Variable Account as a result of a partial withdrawal or cash surrender within seven days after receiving Written Notice. We can postpone such payments or any transfers of amounts between Subaccounts or into the fixed account if:


          (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings;
          (b)  trading on the New York Stock Exchange is restricted;
          (c) an emergency exists as determined by the Securities and Exchange Commission, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or
          (d) the Securities and Exchange Commission permits delay for the protection of security holders.

     The applicable rules of the Securities and Exchange Commission will govern as to whether the conditions in (c) or (d) exist.


     We may defer transfers, payment of partial withdrawals or a surrender from the fixed account for up to six months from the date we receive Written Notice.

     We reserve the right to delay partial withdrawals or cash surrenders from both the Variable Account and the fixed account until all of your purchase payment checks have been honored by your bank.

Incontestability
----------------

     We will not contest the validity of the Policy after it has been in force during the lifetime of the Owner for two years from the date of its issue.

Misstatement of Age or Sex
--------------------------

     We may require proof of the Annuitant's age before making any life annuity payment provided for by the Policy. If the Annuitant's age or sex has been misstated, the Annuity Starting Date and the monthly annuity payments will be determined using the correct age and sex.

     If a misstatement of age or sex results in monthly annuity payments that are too large, the overpayments will be deducted from future monthly annuity payments. If we have made payments that are too small, the underpayments will be added to the next payment. Adjustments for overpayments or underpayments will include 6% interest.

Nonparticipating
----------------

     No dividends will be paid. Neither you nor the Beneficiary shares in our surplus earnings or profits.

Assignment
----------

     You may change the Owner of the Policy or pledge it as collateral by assigning it. No assignment is binding on us until we record and acknowledge it. We are not responsible for the validity or effect of any assignment. The rights of any payee will be subject to a collateral assignment.

     If the Beneficiary designation is irrevocable, the Owner may be changed or the Policy assigned only upon Written Notice signed by both you and the Beneficiary. On the Annuity Starting Date, you may select another payee, but you retain all rights of ownership unless you sign an absolute assignment of the Policy.

Evidence of Age or Survival
---------------------------

     We may require proof of the age or survival of any Owner, Annuitant or payee. No payment will be made until we receive such proof.

                               FEDERAL TAX MATTERS
                               -------------------

Tax Status of the Policy
------------------------

     Diversification Requirements. Section 817(h) of the Internal Revenue Code (the "Code") provides that in order for a variable contract based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified." The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Subaccounts of the Variable Account. The Variable Account, through the Series Funds and their portfolios, intends to comply with those diversification requirements. We and the Series Funds have entered into agreements regarding participation in the Series Funds that requires the Series Funds and their portfolios to comply with the Treasury regulations.


     Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of the Prospectus, no such guidance has been issued.


     The Owner's rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and Policy values. These differences could result in you being treated as the Owner of a pro-rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in future regulations or rulings issued by the Treasury Department. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of a pro-rata share of the assets of the Variable Account or to otherwise qualify the Policy for favorable tax treatment.


     Distribution Requirements. The Code also requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon your death. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if you die on or after the Annuity Starting Date and before the entire interest in the Policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on your death. If you die before the Annuity Starting Date, the entire interest in your Policy must generally be distributed within five years after your death. This requirement can be satisfied if the entire interest in your Policy is used to purchase an immediate annuity under which payments will begin within one year of your death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is your surviving spouse, the Policy may be continued with your surviving spouse as the new Owner. The Policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Policy satisfy all such Code requirements. The provisions contained in the Policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.


Taxation of Companion Life
--------------------------

     We at present are taxed as a life insurance company under part I of Subchapter L of the Code. The Variable Account is treated as part of us and, accordingly, is not taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Variable Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Variable Account for federal income taxes. If, in future years, any federal income taxes or related economic burdens are incurred by us with respect to the Variable Account, we may make a charge to the Variable Account.

                       STATE REGULATION OF COMPANION LIFE
                       ----------------------------------

     We are subject to New York law and to regulation by the New York Insurance Department. We file an annual statement with the New York Insurance Department covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the New York Insurance Department includes periodic examinations to determine our contract liabilities and reserves. Our books and accounts are subject to review by the New York Insurance Department at all times and a full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.

                                 ADMINISTRATION
                                 --------------

     We perform all administration for your Policy.

                               RECORDS AND REPORTS
                               -------------------

     All our records and accounts relating to the Variable Account are maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all Policy Owners at their last known address of record, at least annually, financial statements of the Variable Account and such other information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by applicable state and federal laws, rules, and regulations.

                          DISTRIBUTION OF THE POLICIES
                          ----------------------------


     We have discontinued the offering of the Policies as of June 1, 2003.



     Mutual of Omaha Investor Services, Inc. ("MOIS") is the principal underwriter of the Policies. The Policies will be distributed by MOIS through retail broker-dealers. Commissions payable to a broker-dealer will be up to 7.5% of purchase payments. For the fiscal year ended December 31, 2003, we paid $_______ in total compensation to MOIS; of this amount MOIS retained $_______ as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers. In 2002, these amounts were $64,786 and $10,136 respectively. In 2001, these amounts were $103,329 and $101,721 respectively. In 2000, these amounts were $220,118 and $178,278 respectively. In 1999, these amounts were $207,081 and $179,092 respectively.

                                CUSTODY OF ASSETS
                                -----------------

     We hold the assets of each of the Subaccounts of the Variable Account. The assets of the Variable Account are segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Series Funds held by each of the Subaccounts. Additional protection for the assets of the Variable Account is afforded by our fidelity bond, presently in the amount of $10 million, covering the acts of our officers and employees.




                                OTHER INFORMATION
                                -----------------

     A registration statement has been filed with the Securities and Exchange Commission ("SEC"), under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, refer to the instruments filed with the SEC. They may be accessed on the SEC's Web site: http://www.sec.gov.

                              FINANCIAL STATEMENTS
                              --------------------


     This Statement of Additional Information contains financial statements of the Subaccounts of Companion Life Separate Account C as of December 31, 2003 and for the years ended December 31, 2003 and 2002 which have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their reports appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

     The statutory financial statements of Companion Life Insurance Company as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their reports appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


     The financial statements should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in each of the Subaccounts of the Companion Life Separate Account C. The primary business address of Deloitte & Touche LLP is First National Tower, 1601 Dodge Street, Suite 3100, Omaha, Nebraska 68102.


TO BE FILED BY A POST-EFFECTIVE AMENDMENT FILED BEFORE THE EFFECTIVE DATE OF THIS AMENDED REGISTRATION STATEMENT.

PART C    OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
     (a)  Financial Statements

          All required financial statements are included in Part B of this Registration Statement.

     (b)  Exhibits: The following exhibits are filed herewith:


Exhibit #      Description of Exhibit
               ----------------------

(1)  (a)       Resolution of the Board of Directors of Companion Life Insurance
               Company establishing the Variable Account. *

(2)            Not applicable.

(3)  (a)       Principal Underwriter Agreement by and between Companion Life
               Insurance Company, on its own behalf and on behalf of the Variable Account, and Mutual of Omaha Investor Services, Inc. *

     (b) Form of Broker/Dealer Supervision and Sales Agreement by and between Mutual of Omaha Investor Services, Inc. and the Broker/Dealer. *

(4)  (a)       Form of Policy for the SERIES V variable annuity Policy. *

     (b)       Form of Riders to the Policy.

          (1)  Systematic Transfer Enrollment Program Endorsement to the
               Policy.*

(5)            Form of Application to the Policy. *

(6)  (a)       Articles of Incorporation of Companion Life Insurance
               Company. ****

     (b)       Bylaws of Companion Life Insurance Company. ****

(7)            Not applicable.

(8)  (a)  (1)  Participation Agreement, as amended, by and among Companion Life
               Insurance Company, Fred Alger Management, Inc. and The Alger American Fund. ****

          (2) Amendment No. 3 to the Participation Agreement by and among Companion Life Insurance Company, Fred Alger Management, Inc. and The Alger American Fund.

     (b) (1) Participation Agreement, as amended, by and among Companion Life Insurance Company, the Insurance Management Series and Federated Securities Corp. ****

          (2) Amendment No. 3 to the Participation Agreement by and among Companion Life Insurance Company, Federated Insurance Series, formerly Insurance Management Series, and Federated Securities Corp.

          (3) Amendment No. 4 to the Participation Agreement by and among Companion Life Insurance Company, Federated Insurance Series, formerly Insurance Management Series, and Federated Securities Corp.

     (c) (1) Participation Agreement by and among Companion Life Insurance Company, Variable Insurance Products Fund, Variable Insurance Products Fund II and Fidelity Distributors Corporation. ****

          (2) Second Amendment to Participation Agreement among Companion Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation.*****

          (3) Fourth Amendment to Participation Agreement among Companion Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation.*****

          (4) Third Amendment to the Participation Agreement by and among Companion Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation.

          (5) Fifth Amendment to the Participation Agreement by and among Companion Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation.

     (d) (1) Participation Agreement, as amended, by and among Companion Life Insurance Company, MFS Variable Insurance Trust and Massachusetts Financial Services Company. ****

          (2) Amendment No. 3 to the Participation Agreement by and among Companion Life Insurance Company, MFS Variable Insurance Trust and Massachusetts Financial Services Company.

     (e) (1) Participation Agreement, as amended, by and between Companion Life Insurance Company, Pioneer Variable Contracts Trust and Pioneer Funds Distributor, Inc. ****

          (2) Amendment No. 3 to the Participation Agreement by and among Companion Life Insurance Company, Pioneer Variable Contracts Trust and Pioneer Funds Distributor, Inc.

          (3) Amendment No. 4 to the Participation Agreement by and among Companion Life Insurance Company, Pioneer Variable Contracts Trust and Pioneer Funds Distributor, Inc.

     (f) (1) Participation Agreement by and between Companion Life Insurance Company and the Scudder Variable Life Investment Fund. ****

          (2) Amendment No. 2 to the Participation Agreement by and among Companion Life Insurance Company, United of Omaha Life Insurance Company and Scudder Variable Life Investment Fund (now known as Scudder Variable Series I).

     (g) (1) Participation Agreement, as amended, by and among Companion Life Insurance Company and T. Rowe Price International Series, T. Rowe Price Fixed Income Series, and T. Rowe Price Equity Series, Inc. and T. Rowe Price Investment Services, Inc. ****

          (2) Amended Schedule A effective as of September 28, 2000 to the Participation Agreement by and among Companion Life Insurance Company, T. Rowe Price International Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc. and
               T. Rowe Price Investment Services, Inc.

          (3) Amendment No. 1 to the Participation Agreement by and among Companion Life Insurance Company, T. Rowe Price International Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Investment Services, Inc.

     (h) (1) Participation Agreement by and among Companion Life Insurance Company and the Morgan Stanley Universal Funds, Morgan Stanley Asset Management Inc. and Miller Anderson & Sherrerd, LLP. ****

          (2) Amendment to the Participation Agreement by and among Companion Life Insurance Company, The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.) and Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.).

     (i) (1) Participation Agreement by and between Companion Life Insurance Company and BT Insurance Funds Trust.***

          (2) Amendment No. 1 to the Fund Participation Agreement among Deutsche Asset Management VIT Funds, formerly BT Insurance Funds Trust, Bankers Trust Company and Companion Life Insurance Company.*****

(9)            Opinion and Consent of Counsel. #

(10)           Consent of Independent Auditors. #

(11)           Not applicable.

(12)           Not applicable.

(13)           Not applicable.

(14)           Powers of Attorney.



* Incorporated by reference to the Registration Statement for Companion Life Separate Account C filed on April 23, 1997 (File No. 33-98062).

** Incorporated by reference to the Registration Statement for Companion Life Separate Account B filed on April 7, 1998 (File No. 333-18881).

*** Incorporated by reference to the Registration Statement for Companion Life Separate Account C filed on April 26, 2000 (File No. 33-98062).

**** Incorporated by reference to the Registration Statement for Companion Life Separate Account B filed on July 11, 2000 (File No. 333-41172).

***** Incorporated by reference to the Registration Statement for Companion Life Separate Account C filed on April 29, 2002 (File No. 33-98062).

# To be filed by Post-Effective Amendment filed before the effective date of this Amended Registration Statement.


Item 25.  Directors and Officers of the Depositor

Our Directors and Senior Officers are:


Name and Business Address/1/   Principal Positions and Offices with Depositor
----------------------------   -------------------------------------------------
John W. Weekly                 Chairman, Director
Daniel P. Neary                President, Director
William G. Campbell            Director
Samuel L. Foggie, Sr.          Director
M. Jane Huerter                Director & Secretary
Charles T. Locke III           Director
James J. O'Neill               Director
Oscar S. Straus II             Director
Michael C. Weekly              Director
Fred C. Boddy                  Director, Vice President, Treasurer and Assistant
                               Secretary


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


Name of Corporation (where organized)*            Type of Corporation
-----------------------------------------------   ------------------------------

Mutual of Omaha Insurance Company (NE)            Accident & Health Insurance
   Fulcrum Growth Partners, L.L.C. (DE)           Investment activities
      BalCo Holdings, LLC (DE)                    Investment activities
   KFS Corporation (NE)                           Holding Corporation
      Kirkpatrick, Pettis, Smith, Polian
       Inc. (NE)                                  Registered broker-dealer &
                                                  investment advisor
      Kirkpatrick Pettis Capital Management,
       Inc. (NE)                                  Registered investment advisor
      Kirkpatrick Pettis Investment
       Management, Inc. (NE)                      Investment advisor
      Kirkpatrick Pettis Trust Company (NE)       Trust company
   Mutual of Omaha Health Plans, Inc. (NE)        Holding corporation
      Exclusive Healthcare, Inc. (NE)             HMO
      Ingenium Benefits, Inc. (NE)                Administrative services
   Mutual of Omaha Holdings, Inc. (NE)            Holding corporation
      innowave incorporated (NE)                  Markets water purification
                                                  products
         innowave Pure Water Technologies, Inc.   Markets water purification
                                                  products
      Mutual of Omaha Investor Services,
       Inc. (NE)                                  Registered securities
                                                  broker-dealer
      Mutual of Omaha Marketing
       Corporation (NE)                           Markets insurance products
   The Omaha Indemnity Company (WI)               Property & casualty insurance
                                                  (inactive)
   Omaha Property and Casualty Insurance
    Company (NE)                                  Property & casualty insurance
      Adjustment Services, Inc. (NE)              Claims adjusting services
   United of Omaha Life Insurance Company (NE)    Life, H&A insurance/annuities
      Companion Life Insurance Company (NY)       Life insurance/annuities
      Mutual of Omaha Structured Settlement
       Company, Inc. (CT)                         Structured settlements
      Mutual of Omaha Structure Settlement
       Company of New York, Inc. (NY)             Structured settlements
      United World Life Insurance Company (NE)    Accident & health and life
                                                  insurance

*Subsidiaries are indicated by indentations.


----------
/1/ Business address for all officers and directors is Companion Life Insurance Company, Mutual of Omaha Plaza, Omaha, Nebraska 68175.

Item 27.  Number of Policyowners


     As of March 31, 2004, there were ____ Owners of the Policies.


Item 28.  Indemnification

     The Bylaws of Companion Life, adopted by Companion Life Insurance Company ("Companion") provide for indemnification of a director, officer or employee to the full extent of the law. Generally, the New York Business Corporation Act permits indemnification against expenses, judgments, fines and amounts paid in settlement actually and reasonably incurred if the indemnitee acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation. However, no indemnification shall be made in any type of action by or in the right of Companion if the proposed indemnitee is adjudged to be liable for negligence or misconduct in the performance of his or her duty to Companion, unless a court determines otherwise.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Companion pursuant to the foregoing provisions, or otherwise, Companion has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by Companion of expenses incurred or paid by a director, officer, or controlling person of Companion in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Companion will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

     (a) In addition to Registrant, Mutual of Omaha Investor Services, Inc. is the Principal Underwriter for policies offered by Companion through Companion Life Separate Account B and by United of Omaha Life Insurance Company through United of Omaha Separate Account C and through United of Omaha Separate Account B.

     (b) The directors and principal officers of Mutual of Omaha Investor Services, Inc. (principal address: Mutual of Omaha Plaza, Omaha, Nebraska 68175) are as follows:


NAME                                      TITLE
--------------------------------------    --------------------------------------

John W. Weekly                            Chairman, Director
Richard A. Witt                           President, Director
M. Jane Huerter                           Secretary and Director
Daniel P. Neary                           Director
William J. Bluvas                         Vice President, Treasurer

     (c) Mutual of Omaha Investor Services, Inc. ("MOIS") is the principal underwriter of the Policies. Commissions payable to a broker-dealer may be up to 7.5% of purchase payments. For the fiscal year ended December 31, 2003, Companion paid $__________ in total compensation to MOIS; of this amount MOIS retained $_________ as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers.

Item 30.  Location of Accounts and Records

     The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Companion at Mutual of Omaha Plaza, Omaha, Nebraska 68175.

Item 31.  Management Services.

     All management policies are discussed in Part A or Part B of this registration statement.

Item 32.  Undertakings

     (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as purchase payments under the Policy may be accepted.

     (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request to Companion at the address or phone number listed in the Prospectus.

     (d) Companion Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Companion Life Insurance Company.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, Companion Life Insurance Company and Companion Life Separate Account C have caused this Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 to be signed on their behalf, in the City of Omaha and State of Nebraska, on February 27, 2004.

                                        COMPANION SEPARATE ACCOUNT C
                                        Registrant

                                        COMPANION LIFE INSURANCE COMPANY
                                        Depositor


                                        /s/ Thomas J. McCusker
                                        ----------------------------------------
                                        By: Thomas J. McCusker

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 has been signed by the following persons on February 27, 2004 in the capacities and on the dates indicated.

Signatures                      Title                                Date
----------------------------    ---------------------------------    -----------


                           *
----------------------------    President                            02/27/04
Daniel P. Neary


                           *    Vice President and Treasurer,        02/27/04
                                Assistant Secretary
----------------------------    (Chief Financial and
                                 Accounting Officer)
Fred C. Boddy


                           *
----------------------------    Director                             02/27/04
Fred C. Boddy


                           *
----------------------------    Director                             02/27/04
William G. Campbell


                           *
----------------------------    Director                             02/27/04
Samuel L. Foggie, Sr.


                           *
----------------------------    Director                             02/27/04
M. Jane Huerter


                           *
----------------------------    Director                             02/27/04
Charles T. Locke III


                           *
----------------------------    Director                             02/27/04
Daniel P. Neary


                           *
----------------------------    Director                             02/27/04
James J. O'Neill


                           *
----------------------------    Director                             02/27/04
Oscar S. Straus II


                           *
----------------------------    Director and Chairman                02/27/04
John W. Weekly


                           *
----------------------------    Director                             02/27/04
Michael C. Weekly

* Signed by Thomas J. McCusker under Powers of Attorney effective January 1, 1999 and December 8, 2003.

                                  EXHIBIT INDEX
                                  -------------

Exhibit No.    Description of Exhibit
-----------    -----------------------------------------------------------------

(8)(a)(2) Amendment No. 3 to the Participation Agreement by and among Companion Life Insurance Company, Fred Alger Management, Inc. and The Alger American Fund.

(8)(b)(2) Amendment No. 3 to the Participation Agreement by and among Companion Life Insurance Company, Federated Insurance Series, formerly Insurance Management Series, and Federated Securities Corp.

(8)(b)(3) Amendment No. 4 to the Participation Agreement by and among Companion Life Insurance Company, Federated Insurance Series, formerly Insurance Management Series, and Federated Securities Corp.

(8)(c)(4) Third Amendment to the Participation Agreement by and among Companion Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation.

(8)(c)(5) Fifth Amendment to the Participation Agreement by and among Companion Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation.

(8)(d)(2) Amendment No. 3 to the Participation Agreement by and among Companion Life Insurance Company, MFS Variable Insurance Trust and Massachusetts Financial Services Company.

(8)(e)(2) Amendment No. 3 to the Participation Agreement by and among Companion Life Insurance Company, Pioneer Variable Contracts Trust and Pioneer Funds Distributor, Inc.

(8)(e)(3) Amendment No. 4 to the Participation Agreement by and among Companion Life Insurance Company, Pioneer Variable Contracts Trust and Pioneer Funds Distributor, Inc.

(8)(f)(2) Amendment No. 2 to the Participation Agreement by and among Companion Life Insurance Company, United of Omaha Life Insurance Company and Scudder Variable Life Investment Fund (now known as Scudder Variable Series I).

(8)(g)(2) Amended Schedule A effective September 28, 2000 to the Participation Agreement by and among Companion Life Insurance Company, T. Rowe Price International Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc. and
               T. Rowe Price Investment Services, Inc.

(8)(g)(3) Amendment No. 1 to the Participation Agreement by and among Companion Life Insurance Company, T. Rowe Price International Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Investment Services, Inc.

(8)(h)(2) Amendment to the Participation Agreement by and among Companion Life Insurance Company, The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.) and Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.).

(9)            Opinion and Consent of Counsel.

(10)           Consent of Independent Auditors.

(14)           Powers of Attorney.

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                                                       Registration No. 33-98062
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------


                        COMPANION LIFE SEPARATE ACCOUNT C
                        ---------------------------------

                                       OF

                        COMPANION LIFE INSURANCE COMPANY


                                    EXHIBITS


                                       TO

                     THE REGISTRATION STATEMENT ON FORM N-4

                                      under

           THE SECURITIES ACT OF 1933, Post-Effective Amendment No. 11

                                       and

              THE INVESTMENT COMPANY ACT OF 1940, Amendment No. 15


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                                February 27, 2004